UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period :	August 1, 2012 — July 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Annual report 7|31|13

A world of investing.™

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2035 Fund	Putnam Retirement Income Fund Lifestyle 1

Annual report
7 | 31 | 13

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	24

Terms and definitions	29

Other information for shareholders	30

Important notice regarding Putnam’s privacy policy	31

Trustee approval of management contract	32

Financial statements	38

Federal tax information	109

About the Trustees	110

Officers	112

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted return. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the funds.

Message from the Trustees

Dear Fellow Shareholder:

At the midpoint of 2013, U.S. equity market indexes were near record highs, and the overarching theme of the domestic economy appeared to be one of slow healing. Equity investors were encouraged by improving housing and jobs data, as well as by solid corporate earnings. In Europe, the worst of the financial crisis appears to have passed, with some economic forecasts predicting that the eurozone will return to positive growth later this year. Meanwhile, thanks to its government’s massive stimulus initiatives, Japan recently has experienced stronger economic growth after years of stagnation.

A primary question confronting markets is how the U.S. central bank will gradually reduce its $85 billion-a-month bond-buying program without derailing the fragile economic recovery. Investors have reacted positively to public reassurances by Fed Chairman Ben Bernanke, who said the central bank would not draw down stimulus until the economy finds itself on firm footing.

We cannot predict the pace at which economies will recover, nor can we forecast the full impact of the Fed’s tapering decisions. However, we believe that Putnam’s in-depth fundamental research, active investing, and risk management strategies can serve investors well through changing markets. Putnam’s investment professionals integrate innovative thinking with traditional and alternative approaches to address a diverse range of financial goals.

We also believe that investing in any market environment is most effective when combined with the guidance of a professional advisor who can help you develop a financial plan suited to your goals and risk tolerance.

We would like to welcome new shareholders of the fund and to thank you for investing with Putnam. We would also like to extend our thanks to Elizabeth Kennan, who recently retired from the Board of Trustees, for her 20 years of dedicated service.

Putnam RetirementReady® Funds

Diversification that adjusts automatically over time

It can be challenging to diversify and monitor your retirement investments, but Putnam RetirementReady Funds can make it a little easier.

Each fund invests in a combination of Putnam portfolios that provide exposure to the stock and bond markets and to Putnam Absolute Return Funds, which can use strategies that seek to reduce risks. A fund's target date corresponds to the year you expect to begin withdrawing assets — which is typically in retirement. Investment allocations favor stocks when the target date is far off and favor bonds and absolute return strategies as the target date draws closer.

While the funds offer attractive features, the principal value of the funds is not guaranteed at any time, including the target date. While diversification can help protect your returns from excessive volatility, you can still lose money.

UNDERLYING PUTNAM FUNDS
RetirementReady Funds allocate your retirement savings across a series of underlying funds based on your targeted retirement date.

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	74%	69%	54%	33%	11%	0%	0%	0%	0%	0%
Putnam Dynamic Asset Allocation Growth Fund	16%	21%	36%	56%	68%	53%	18%	0%	0%	0%
Putnam Dynamic Asset Allocation Balanced Fund	0%	0%	0%	0%	4%	22%	47%	43%	15%	0%
Putnam Dynamic Asset Allocation Conservative Fund	0%	0%	0%	0%	0%	0%	1%	12%	27%	34%
Putnam Money Market Fund	0%	0%	0%	0%	2%	3%	4%	5%	6%	6%
Putnam Absolute Return 700 Fund®	7%	7%	7%	7%	9%	12%	13%	12%	6%	0%
Putnam Absolute Return 500 Fund®	2%	2%	2%	2%	4%	5%	7%	13%	24%	30%
Putnam Absolute Return 300 Fund®	0%	0%	0%	0%	0%	2%	6%	10%	15%	21%
Putnam Absolute Return 100 Fund®	1%	1%	1%	2%	2%	3%	4%	5%	7%	9%

ASSET CLASS WEIGHTING

Fixed Income
Equity
5%
6%
9%
14%
21%
30%
41%
52%
65%
75%
95%
94%
91%
86%
79%
70%
59%
48%
35%
25%

Fund allocations are based on each fund's strategic allocation to the underlying Putnam funds set forth in the most recent prospectus, but have been adjusted to reflect asset allocation decisions of the funds' managers since the date of the prospectus. Asset class weightings are hypothetical estimates based on strategic allocations to equity and fixed income of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus, and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund, and Putnam Absolute Return 300 Fund are equivalent to fixed income; Putnam Absolute Return 500 Fund is equivalent to 50% fixed income/50% equity; and Putnam Absolute Return 700 Fund is equivalent to equity. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages, and total portfolio percentages may be more or less than 100%. For further information, please see the most recent prospectus.

2 RetirementReady® Funds

RetirementReady® Funds 3

Performance snapshot

Annualized total return (%) comparison as of 7/31/13

Fund returns for class A shares before sales charges

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	11.51%	5.44%	5.62%	5.63%	5.42%

5 years	—	5.92	5.90	5.97	5.77

3 years	—	13.13	12.83	12.46	11.62

1 year	22.79	22.52	21.70	20.74	18.66

					Retirement
					Income Fund
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	5.15%	4.74%	4.09%	3.37%	2.94%

5 years	5.39	4.76	4.03	3.04	3.21

3 years	10.42	9.02	7.41	5.63	4.26

1 year	15.76	12.44	9.12	6.31	4.74

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower.

See pages 5 and 11–23 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of RetirementReady Funds is 11/1/04.

4	RetirementReady® Funds

Interview with your fund’s portfolio manager

How did Putnam RetirementReady® Funds perform for the 12-month period ended July 31, 2013?

With a gradually improving economic picture and continued aggressive quantitative easing by the U.S. Federal Reserve, investors shifted into more economically sensitive, higher-risk assets during the annual period. I am pleased to report that Putnam RetirementReady Funds posted positive results across the board.

What strategies helped the performance of the portfolios on an absolute basis?

Several factors contributed. The portfolios’ equity holdings helped performance across the portfolios as well as exposure to high-yield corporate bonds. Default rates have remained below historical averages, as corporations have not spent money in an aggressive manner that could weaken balance sheets. During the period, mortgage-backed and investment-grade corporate bonds had somewhat weaker results, while Treasuries — the most interest-rate-sensitive area of the market — lost ground. The portfolios maintained a low exposure to government bonds and to interest-rate risk in general, which also helped to avoid the negative effects of rising interest rates.

What was the environment like for investing during the past 12 months?

During the first half of the fiscal year, markets benefited from accommodative monetary

RetirementReady® Funds	5

policies implemented by major central banks around the world. In August 2012, the European Central Bank [ECB] instituted a bond-buying program to help European banks repair their balance sheets and government debt issuers shore up their credit status. This was soon followed in the United States, with the Fed starting its own massive stimulus initiative — namely, its quantitative-easing program of purchasing Treasuries and mortgage securities until the nation’s persistently high unemployment rate drops to 6.5%. This combination of stimulus created a favorable environment for both stocks and bonds, which helped performance of the portfolios. Stock prices — the U.S. equity market in particular — advanced, with many of the major indexes hitting record highs during the period.

In the spring of 2013, however, the environment for both stocks and bonds began to shift. Just as the U.S. economy was continuing on its slow recovery path, investors began to worry about rising interest rates. Fed Chairman Ben Bernanke made public statements suggesting that the central bank might begin to taper its bond purchases later in 2013. As a result, we saw both stocks and interest-rate-sensitive instruments such as Treasuries underperform in the May–June time frame. Stock prices declined for several weeks before leveling off. In July, the Fed clarified its stance, stating that monetary policy would remain highly accommodative until the economy found its footing. In response, investors were somewhat relieved, and interest rates ticked down. By the end of July, equities had regained their previous highs. U.S. stocks finished the period with solid double-digit gains, while the U.S. investment-grade bond market ended with a loss.

Given this shifting environment, how did you position the portfolios during the period?

At the end of the period, with the run-up in equities, we started to reduce the equity exposure in the portfolios. We believe that equity values are slightly stretched and, going forward, we expect equity returns to fall more in line with historical norms. Within the more conservative RetirementReady portfolios — which have greater exposure to fixed-income instruments — we have been less reliant on interest-rate and duration strategies. We plan to maintain this strategy in the current environment.

How would you describe the current macroeconomic environment?

The U.S. economy appears to be incrementally improving, but it is not improving at a rate that you would expect during a typical economic recovery. The main reason for the economic recovery, in our view, can be linked to the Fed’s quantitative-easing program, which infused markets with a great deal of liquidity.

When you look at the big picture, you see an economy and a stock market that are plodding along. Until there is some way that the economy can break out of this trend, we will be stuck in this pattern. Everybody wants to hear something that points to a dramatic change regarding the economy. In our view, the reality is that the U.S. economy is not in recession, but is growing below-trend. Of course, we believe there are positive signs. Profits have grown, but they are not growing at a fast clip. Equity valuations appear to be reasonable — not too cheap and not too expensive. U.S. housing has come back; unemployment has improved, albeit at a slow pace; and corporate profits have been steady and balance sheets have been strong.

6	RetirementReady® Funds

Around the world, the European situation does not appear to be quite as dire as many people feared. The region seems to be beyond the catastrophic phase of its crisis, but, in our view, it will take some time to return to healthy growth. We are still not overly enthusiastic about emerging markets. From a valuation perspective, emerging-market stocks are getting less expensive, but we do not consider them attractively priced at this time. China remains a concern. Weaker growth and high consumer debt levels have created challenges for the Chinese government, which is trying to stimulate domestic demand. Japan’s economy, meanwhile, seems to be growing, thanks to stimulative measures undertaken by its government and central bank. We are seeing some real growth there, and while it remains to be seen long term, we believe there are opportunities for continued growth in Japan.

What is your outlook for the remainder of the year?

We favor the strategies that we currently have in place. Equities and credit risk still appear more attractive to us than interest-rate or duration risk. With all of the events of recent years, from the credit crisis to Europe’s debt woes, investors have more of a focus on risk. The real concern is what will happen when the Fed begins to taper its policy support.

In our view, the global economic backdrop is positive for the markets as we look ahead to the remainder of 2013. We believe Europe represents a lower risk to the global economy than it did a year ago. The picture is even

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds.

RetirementReady® Funds	7

brighter in the United States, where we see numerous signs of continued economic acceleration. Still, the markets have run up a fair amount over the past 12 months, which suggests to us that the strong fundamental case for U.S. stocks may, to a fair degree, have already been priced into the market.

Thank you, Bob, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Robert J. Kea, CFA, is a Co-Head of the Global Asset Allocation at Putnam. He holds an M.B.A. from Bentley College and a B.A. from the University of Massachusetts, Amherst. He joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

IN THE NEWS

Citing a lengthier economic slowdown in emerging-market economies, the deep recession in the eurozone, and the expected tapering of the U.S. Fed’s monetary stimulus, the International Monetary Fund (IMF) has downgraded its growth projections for economies worldwide. Economic growth around the world is projected to remain subdued at 3.1% in 2013, the same as it was in 2012, the IMF stated in a mid-year update. Worldwide growth in 2014 will be 3.8%, the IMF predicted. As for the IMF’s regional economic forecasts, growth in the United States is projected to rise from 1.75% in 2013 to 2.75% in 2014. In Japan, growth will average 2% this year, while slowing but remaining positive in 2014. The eurozone economy, however, had a slightly positive second quarter, at 0.3%, according to the European Union’s statistics office, bringing to an end six straight quarters of negative growth. Still, the IMF believes that the 17-nation currency bloc overall will remain mired in recession this year, with negative growth, and in 2014 growth will rise to just below 1%, which is weaker than previously reported.

8	RetirementReady® Funds

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. The target return for each fund is the rate of inflation plus a number of basis points specified in the fund’s name. For example, the Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the rate of inflation. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

RetirementReady® Funds	9

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 7/31/13

Underlying Putnam Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady 2015 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Dynamic Asset
Allocation Equity Fund	73.6%	68.9%	52.7%	33.5%	10.6%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund	16.0%	20.5%	36.1%	54.1%	68.4%	53.5%	17.8%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.8%	47.3%	42.5%	14.6%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.6%	34.4%

Putnam Absolute Return
700 Fund	7.3%	7.3%	7.3%	7.3%	8.8%	11.6%	13.4%	12.3%	5.9%	0.0%

Putnam Absolute Return
500 Fund	2.1%	2.1%	2.1%	2.3%	3.9%	5.2%	7.3%	13.4%	23.6%	30.1%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.2%	5.6%	9.7%	15.4%	20.8%

Putnam Absolute Return
100 Fund	0.6%	0.8%	1.4%	2.4%	2.4%	2.9%	3.9%	5.1%	7.1%	8.9%

Putnam Money Market Fund	0.4%	0.4%	0.4%	0.4%	1.7%	2.8%	3.8%	5.0%	5.8%	5.9%

Percentages are based on net assets as of 7/31/13. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

10	RetirementReady® Funds

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2013, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/13

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	33.72%	26.03%	31.06%	28.06%	31.03%	31.03%	31.91%	27.29%	32.80%	34.58%
Annual average	11.51	9.06	10.68	9.72	10.67	10.67	10.94	9.47	11.22	11.78

1 year	22.79	15.73	21.85	16.85	21.72	20.72	22.08	17.80	22.39	22.98

2050 Fund†

Life of fund	54.85%	45.94%	45.50%	45.50%	45.55%	45.55%	48.46%	43.26%	51.53%	57.95%
Annual average	5.44	4.69	4.65	4.65	4.65	4.65	4.90	4.45	5.16	5.69

5 years	33.33	25.67	28.40	26.49	28.41	28.41	30.02	25.47	31.61	34.93
Annual average	5.92	4.68	5.13	4.81	5.13	5.13	5.39	4.64	5.65	6.18

3 years	44.80	36.48	41.55	38.55	41.57	41.57	42.63	37.64	43.61	45.86
Annual average	13.13	10.92	12.28	11.48	12.29	12.29	12.56	11.24	12.82	13.41

1 year	22.52	15.47	21.54	16.54	21.60	20.60	21.83	17.57	22.19	22.81

2045 Fund‡

Life of fund	61.43%	52.15%	51.16%	51.16%	51.22%	51.22%	54.57%	49.16%	58.03%	64.99%
Annual average	5.62	4.91	4.83	4.83	4.84	4.84	5.10	4.67	5.37	5.89

5 years	33.17	25.51	28.26	26.36	28.31	28.31	29.88	25.34	31.50	34.83
Annual average	5.90	4.65	5.10	4.79	5.11	5.11	5.37	4.62	5.63	6.16

3 years	43.64	35.38	40.42	37.42	40.43	40.43	41.49	36.54	42.59	44.76
Annual average	12.83	10.62	11.98	11.18	11.98	11.98	12.26	10.94	12.55	13.12

1 year	21.70	14.71	20.81	15.81	20.85	19.85	21.10	16.86	21.40	22.04

2040 Fund‡

Life of fund	61.56%	52.27%	51.31%	51.31%	51.35%	51.35%	54.57%	49.16%	58.08%	65.01%
Annual average	5.63	4.92	4.84	4.84	4.85	4.85	5.10	4.67	5.37	5.89

5 years	33.66	25.98	28.74	26.74	28.72	28.72	30.29	25.73	31.93	35.26
Annual average	5.97	4.73	5.18	4.85	5.18	5.18	5.43	4.68	5.70	6.23

3 years	42.24	34.06	39.11	36.11	39.05	39.05	40.13	35.22	41.13	43.25
Annual average	12.46	10.26	11.63	10.82	11.62	11.62	11.90	10.58	12.17	12.73

1 year	20.74	13.80	19.87	14.87	19.80	18.80	20.11	15.90	20.39	20.99

RetirementReady® Funds	11

Fund performance Total return for periods ended 7/31/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2035 Fund

Life of fund	58.77%	49.64%	48.70%	48.70%	48.69%	48.69%	51.94%	46.63%	55.16%	62.25%
Annual average	5.42	4.71	4.64	4.64	4.64	4.64	4.89	4.47	5.15	5.68

5 years	32.35	24.74	27.48	25.48	27.40	27.40	29.04	24.52	30.67	34.01
Annual average	5.77	4.52	4.97	4.64	4.96	4.96	5.23	4.48	5.50	6.03

3 years	39.08	31.09	35.94	32.94	35.91	35.91	36.95	32.16	37.99	40.07
Annual average	11.62	9.44	10.78	9.95	10.77	10.77	11.05	9.74	11.33	11.89

1 year	18.66	11.83	17.73	12.73	17.72	16.72	18.08	13.95	18.36	18.95

2030 Fund

Life of fund	55.20%	46.28%	45.30%	45.30%	45.26%	45.26%	48.44%	43.24%	51.81%	58.54%
Annual average	5.15	4.44	4.36	4.36	4.36	4.36	4.61	4.19	4.88	5.40

5 years	30.02	22.54	25.20	23.20	25.20	25.20	26.73	22.30	28.40	31.63
Annual average	5.39	4.15	4.60	4.26	4.60	4.60	4.85	4.11	5.13	5.65

3 years	34.62	26.88	31.62	28.62	31.63	31.63	32.55	27.92	33.61	35.61
Annual average	10.42	8.26	9.59	8.75	9.59	9.59	9.85	8.55	10.14	10.69

1 year	15.76	9.10	14.92	9.92	14.90	13.90	15.17	11.14	15.51	16.04

2025 Fund

Life of fund	50.04%	41.42%	40.54%	40.54%	40.55%	40.55%	43.66%	38.63%	46.85%	53.40%
Annual average	4.74	4.04	3.96	3.96	3.96	3.96	4.22	3.80	4.49	5.01

5 years	26.19	18.94	21.56	19.56	21.58	21.58	23.12	18.81	24.68	27.82
Annual average	4.76	3.53	3.98	3.64	3.99	3.99	4.25	3.51	4.51	5.03

3 years	29.58	22.13	26.76	23.76	26.74	26.74	27.73	23.26	28.69	30.66
Annual average	9.02	6.89	8.23	7.37	8.22	8.22	8.50	7.22	8.77	9.32

1 year	12.44	5.97	11.66	6.66	11.67	10.67	11.95	8.03	12.19	12.77

2020 Fund

Life of fund	42.04%	33.87%	33.04%	33.04%	32.96%	32.96%	35.94%	31.19%	39.04%	45.16%
Annual average	4.09	3.39	3.31	3.31	3.31	3.31	3.57	3.15	3.84	4.35

5 years	21.82	14.82	17.39	15.39	17.32	17.32	18.82	14.66	20.30	23.35
Annual average	4.03	2.80	3.26	2.90	3.25	3.25	3.51	2.77	3.77	4.29

3 years	23.93	16.81	21.19	18.19	21.11	21.11	22.07	17.80	23.04	24.91
Annual average	7.41	5.31	6.62	5.73	6.59	6.59	6.87	5.61	7.16	7.69

1 year	9.12	2.85	8.37	3.37	8.30	7.30	8.62	4.82	8.86	9.41

2015 Fund

Life of fund	33.70%	26.01%	25.24%	25.24%	25.22%	25.22%	28.06%	23.58%	30.87%	36.70%
Annual average	3.37	2.68	2.60	2.60	2.60	2.60	2.87	2.45	3.12	3.64

5 years	16.13	9.45	11.86	9.97	11.84	11.84	13.29	9.33	14.64	17.62
Annual average	3.04	1.82	2.27	1.92	2.26	2.26	2.53	1.80	2.77	3.30

3 years	17.87	11.09	15.31	12.31	15.28	15.28	16.11	12.05	17.01	18.78
Annual average	5.63	3.57	4.86	3.95	4.85	4.85	5.11	3.87	5.38	5.90

1 year	6.31	0.20	5.58	0.58	5.53	4.53	5.80	2.10	6.09	6.63

12	RetirementReady® Funds

Fund performance Total return for periods ended 7/31/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Retirement Income Fund Lifestyle 1

Life of fund	28.91%	23.76%	20.69%	20.69%	20.85%	20.85%	24.04%	20.01%	26.10%	31.79%
Annual average	2.94	2.46	2.17	2.17	2.19	2.19	2.49	2.10	2.68	3.20

5 years	17.12	12.43	12.78	10.79	12.83	12.83	14.81	11.08	15.62	18.60
Annual average	3.21	2.37	2.44	2.07	2.44	2.44	2.80	2.12	2.95	3.47

3 years	13.32	8.79	10.74	7.74	10.82	10.82	12.20	8.55	12.44	14.17
Annual average	4.26	2.85	3.46	2.52	3.48	3.48	3.91	2.77	3.98	4.52

1 year	4.74	0.55	3.92	–1.08	3.98	2.98	4.47	1.08	4.47	5.04

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns For periods ended 7/31/13

		Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Life of fund*	79.10%	49.24%
Annual average	6.88	4.68

5 years	48.72	29.06
Annual average	8.26	5.23

3 years	63.22	9.88
Annual average	17.74	3.19

1 year	25.00	–1.90

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively).

RetirementReady® Funds	13

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $13,106 ($12,806 after contingent deferred sales charge) and $13,103 (contingent deferred sales charges no longer applies). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,729. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $13,280 and $13,458, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $14,550 and $14,555, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,326. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $15,153 and $15,795, respectively. See first page of performance section for performance calculation method.

14	RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $15,116 and $15,122, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,916. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $15,803 and $16,499, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $15,131 and $15,135, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,916. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $15,808 and $16,501, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds	15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $14,870 and $14,869, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,663. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $15,516 and $16,225, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $14,530 and $14,526, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,324. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $15,181 and $15,854, respectively. See first page of performance section for performance calculation method.

16	RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $14,054 and $14,055, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $13,863. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $14,685 and $15,340, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $13,304 and $13,296, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $13,119. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $13,904 and $14,516, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds	17

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,524 and $12,522, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,358. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $13,087 and $13,670, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,069 and $12,085, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,675 after sales charge) would have been valued at $12,001. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,610 and $13,179, respectively. See first page of performance section for performance calculation method.

18	RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/13

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.182822		$0.136822	$0.121822	$0.129822		$0.155822	$0.203822

Capital gains

L ong-term capital gains	0.057178		0.057178	0.057178	0.057178		0.057178	0.057178

Short-t erm capital gains	—		—	—	—		—	—

Total	$0.240000		$0.194000	$0.179000	$0.187000		$0.213000	$0.261000

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$9.73	$10.32	$9.72	$9.65	$9.72	$10.07	$9.72	$9.76

7/31/13	11.67	12.38	11.62	11.54	11.65	12.07	11.65	11.70

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.167		$0.071	$0.092	$0.100		$0.142	$0.197

Capital gains	—		—	—	—		—	—

Total	$0.167		$0.071	$0.092	$0.100		$0.142	$0.197

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$12.58	$13.35	$12.45	$12.39	$12.71	$13.17	$12.41	$12.62

7/31/13	15.22	16.15	15.05	14.96	15.37	15.93	15.00	15.27

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.382		$0.304	$0.344	$0.335		$0.348	$0.418

Capital gains	—		—	—	—		—	—

Total	$0.382		$0.304	$0.344	$0.335		$0.348	$0.418

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$14.14	$15.00	$13.06	$13.16	$13.81	$14.31	$14.44	$16.57

7/31/13	16.77	17.79	15.43	15.51	16.34	16.93	17.13	19.74

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.307		$0.215	$0.218	$0.270		$0.271	$0.344

Capital gains	—		—	—	—		—	—

Total	$0.307		$0.215	$0.218	$0.270		$0.271	$0.344

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$15.48	$16.42	$14.42	$14.33	$14.71	$15.24	$15.84	$17.83

7/31/13	18.34	19.46	17.04	16.92	17.36	17.99	18.76	21.18

RetirementReady® Funds	19

Fund price and distribution information For the 12-month period ended 7/31/13 cont.

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.207		$0.101	$0.120	$0.142		$0.176	$0.247

Capital gains	—		—	—	—		—	—

Total	$0.207		$0.101	$0.120	$0.142		$0.176	$0.247

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$15.83	$16.80	$14.68	$14.70	$15.32	$15.88	$15.24	$18.20

7/31/13	18.55	19.68	17.17	17.17	17.93	18.58	17.84	21.37

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.168		$0.050	$0.060	$0.089		$0.134	$0.209

Capital gains	—		—	—	—		—	—

Total	$0.168		$0.050	$0.060	$0.089		$0.134	$0.209

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.16	$17.15	$15.38	$15.41	$15.74	$16.31	$15.33	$18.28

7/31/13	18.52	19.65	17.62	17.64	18.03	18.68	17.56	20.98

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.268		$0.147	$0.142	$0.218		$0.227	$0.310

Capital gains	—		—	—	—		—	—

Total	$0.268		$0.147	$0.142	$0.218		$0.227	$0.310

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$17.21	$18.26	$16.12	$16.14	$16.37	$16.96	$16.13	$17.28

7/31/13	19.06	20.22	17.84	17.87	18.09	18.75	17.85	19.15

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.336		$0.232	$0.226	$0.245		$0.295	$0.377

Capital gains	—		—	—	—		—	—

Total	$0.336		$0.232	$0.226	$0.245		$0.295	$0.377

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.19	$17.18	$15.60	$15.65	$15.88	$16.46	$15.60	$17.97

7/31/13	17.31	18.37	16.66	16.71	16.99	17.61	16.67	19.26

20	RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/13 cont.

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.329		$0.195	$0.178	$0.246		$0.289	$0.371

Capital gains	—		—	—	—		—	—

Total	$0.329		$0.195	$0.178	$0.246		$0.289	$0.371

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.51	$17.52	$16.00	$15.99	$16.29	$16.88	$15.95	$16.55

7/31/13	17.21	18.26	16.69	16.69	16.98	17.60	16.62	17.26

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	12		1	1	12		11	12

Income	$0.182		$0.118	$0.118	$0.141		$0.139	$0.223

Capital gains	—		—	—	—		—	—

Total	$0.182		$0.118	$0.118	$0.141		$0.139	$0.223

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.39	$17.07	$16.34	$16.38	$16.43	$16.98	$16.38	$16.44

7/31/13	16.98	17.69	16.86	16.91	17.02	17.59	16.97	17.04

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/13

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	27.53%	20.20%	25.08%	22.08%	25.13%	25.13%	25.90%	21.50%	26.76%	28.37%
Annual average	9.87	7.38	9.05	8.03	9.06	9.06	9.33	7.83	9.61	10.15

1 year	18.33	11.52	17.50	12.50	17.58	16.58	17.73	13.61	18.16	18.64

RetirementReady® Funds	21

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2050 Fund†

Life of fund	47.72%	39.23%	38.92%	38.92%	38.93%	38.93%	41.70%	36.74%	44.66%	50.71%
Annual average	4.89	4.13	4.11	4.11	4.11	4.11	4.36	3.90	4.62	5.15

5 years	24.81	17.64	20.20	18.41	20.20	20.20	21.70	17.44	23.27	26.36
Annual average	4.53	3.30	3.75	3.44	3.75	3.75	4.01	3.27	4.27	4.79

3 years	47.59	39.10	44.22	41.22	44.23	44.23	45.38	40.29	46.43	48.65
Annual average	13.85	11.63	12.98	12.19	12.98	12.98	13.28	11.95	13.56	14.13

1 year	18.20	11.40	17.27	12.27	17.30	16.30	17.58	13.47	17.89	18.49

2045 Fund‡

Life of fund	54.21%	45.35%	44.50%	44.50%	44.49%	44.49%	47.67%	42.50%	50.93%	57.55%
Annual average	5.12	4.41	4.34	4.34	4.34	4.34	4.60	4.17	4.86	5.38

5 years	24.86	17.68	20.27	18.49	20.26	20.26	21.76	17.50	23.26	26.40
Annual average	4.54	3.31	3.76	3.45	3.76	3.76	4.02	3.28	4.27	4.80

3 years	46.39	37.97	43.17	40.17	43.15	43.15	44.14	39.10	45.31	47.48
Annual average	13.55	11.33	12.71	11.91	12.70	12.70	12.96	11.63	13.27	13.83

1 year	17.68	10.91	16.74	11.74	16.71	15.71	17.05	12.95	17.32	17.96

2040 Fund‡

Life of fund	54.51%	45.63%	44.74%	44.74%	44.82%	44.82%	47.90%	42.72%	51.26%	57.85%
Annual average	5.15	4.43	4.36	4.36	4.36	4.36	4.62	4.19	4.89	5.41

5 years	25.54	18.32	20.86	18.94	20.90	20.90	22.38	18.10	23.95	27.10
Annual average	4.65	3.42	3.86	3.53	3.87	3.87	4.12	3.38	4.39	4.91

3 years	44.90	36.57	41.53	38.53	41.55	41.55	42.61	37.62	43.72	45.93
Annual average	13.16	10.95	12.28	11.48	12.28	12.28	12.56	11.23	12.85	13.43

1 year	16.91	10.19	16.03	11.03	16.01	15.01	16.34	12.27	16.59	17.19

2035 Fund

Life of fund	52.35%	43.59%	42.72%	42.72%	42.81%	42.81%	45.84%	40.74%	48.90%	55.65%
Annual average	4.98	4.26	4.19	4.19	4.20	4.20	4.45	4.02	4.70	5.24

5 years	24.82	17.65	20.16	18.16	20.17	20.17	21.69	17.43	23.22	26.35
Annual average	4.53	3.30	3.74	3.39	3.74	3.74	4.00	3.26	4.26	4.79

3 years	41.56	33.42	38.44	35.44	38.38	38.38	39.46	34.58	40.53	42.65
Annual average	12.28	10.09	11.45	10.64	11.43	11.43	11.73	10.41	12.01	12.57

1 year	15.32	8.69	14.48	9.48	14.46	13.46	14.76	10.74	15.02	15.63

2030 Fund

Life of fund	49.67%	41.06%	40.18%	40.18%	40.24%	40.24%	43.25%	38.24%	46.45%	52.87%
Annual average	4.76	4.05	3.97	3.97	3.98	3.98	4.23	3.81	4.50	5.02

5 years	23.27	16.18	18.69	16.69	18.75	18.75	20.20	16.00	21.77	24.82
Annual average	4.27	3.04	3.49	3.14	3.50	3.50	3.75	3.01	4.02	4.53

3 years	36.90	29.03	33.84	30.84	33.91	33.91	34.81	30.09	35.95	37.94
Annual average	11.04	8.87	10.20	9.37	10.22	10.22	10.47	9.17	10.78	11.32

1 year	13.17	6.66	12.34	7.34	12.39	11.39	12.58	8.64	12.91	13.44

22	RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Life of fund	45.63%	37.26%	36.52%	36.52%	36.46%	36.46%	39.45%	34.57%	42.49%	48.83%
Annual average	4.43	3.72	3.66	3.66	3.65	3.65	3.91	3.48	4.17	4.69

5 years	20.57	13.64	16.18	14.18	16.14	16.14	17.57	13.46	19.05	22.10
Annual average	3.81	2.59	3.04	2.69	3.04	3.04	3.29	2.56	3.55	4.07

3 years	31.45	23.89	28.61	25.61	28.49	28.49	29.50	24.97	30.49	32.47
Annual average	9.54	7.40	8.75	7.90	8.72	8.72	9.00	7.71	9.28	9.82

1 year	10.68	4.32	9.90	4.90	9.85	8.85	10.08	6.23	10.36	10.96

2020 Fund

Life of fund	38.75%	30.78%	30.08%	30.08%	30.02%	30.02%	32.90%	28.25%	35.87%	41.77%
Annual average	3.85	3.14	3.08	3.08	3.07	3.07	3.34	2.91	3.60	4.11

5 years	17.42	10.67	13.18	11.23	13.11	13.11	14.57	10.56	15.97	18.89
Annual average	3.26	2.05	2.51	2.15	2.49	2.49	2.76	2.03	3.01	3.52

3 years	25.29	18.08	22.51	19.51	22.51	22.51	23.41	19.09	24.39	26.22
Annual average	7.80	5.70	7.00	6.12	7.00	7.00	7.26	6.00	7.55	8.07

1 year	8.14	1.92	7.34	2.34	7.34	6.34	7.62	3.85	7.83	8.42

2015 Fund

Life of fund	31.52%	23.96%	23.29%	23.29%	23.27%	23.27%	26.02%	21.61%	28.75%	34.40%
Annual average	3.21	2.51	2.44	2.44	2.44	2.44	2.70	2.28	2.96	3.47

5 years	13.12	6.61	8.97	7.13	8.95	8.95	10.35	6.49	11.62	14.54
Annual average	2.50	1.29	1.73	1.39	1.73	1.73	1.99	1.27	2.22	2.75

3 years	18.81	11.98	16.24	13.24	16.21	16.21	17.05	12.96	17.95	19.73
Annual average	5.91	3.84	5.14	4.23	5.14	5.14	5.39	4.14	5.66	6.18

1 year	6.00	–0.10	5.25	0.25	5.27	4.27	5.48	1.79	5.75	6.25

Retirement Income Fund Lifestyle 1

Life of fund	27.28%	22.18%	19.26%	19.26%	19.35%	19.35%	22.49%	18.51%	24.59%	30.09%
Annual average	2.82	2.34	2.05	2.05	2.06	2.06	2.37	1.98	2.57	3.08

5 years	14.99	10.39	10.78	8.82	10.76	10.76	12.72	9.06	13.60	16.48
Annual average	2.83	2.00	2.07	1.71	2.06	2.06	2.42	1.75	2.58	3.10

3 years	13.40	8.87	10.84	7.84	10.84	10.84	12.25	8.60	12.59	14.26
Annual average	4.28	2.87	3.49	2.55	3.49	3.49	3.93	2.79	4.03	4.54

1 year	4.72	0.53	3.96	–1.04	3.95	2.95	4.45	1.06	4.51	5.02

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

See the discussion following the fund performance tables on page 13 for information about the calculation of fund performance.

RetirementReady® Funds	23

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Net expenses for the fiscal year ended 7/31/12*	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

Total annual operating expenses for the fiscal year
ended 7/31/12	1.76%	2.51%	2.51%	2.26%	2.01%	1.51%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/12*	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.42%	2.17%	2.17%	1.92%	1.67%	1.17%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/12*	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.36%	2.11%	2.11%	1.86%	1.61%	1.11%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/12*	1.20%	1.95%	1.95%	1.70%	1.45%	0.95%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/12*	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

24	RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/12*	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/12*	1.07%	1.82%	1.82%	1.57%	1.32%	0.82%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/12*	1.04%	1.79%	1.79%	1.54%	1.29%	0.79%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2015 Fund

Net expenses for the fiscal year ended 7/31/12*	1.00%	1.75%	1.75%	1.50%	1.25%	0.75%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/12*	0.97%	1.72%	1.72%	1.22%	1.22%	0.72%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.09%	1.84%	1.84%	1.34%	1.34%	0.84%

Annualized expense ratio for the six-month period
ended 7/31/13†	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report because it includes fees and expenses of the underlying Putnam mutual funds in which the fund invests. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/13.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one year data in the financial highlights. Excludes the expense ratios of the underlying Putnam mutual funds.

RetirementReady® Funds	25

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from February 1, 2013, to July 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.30	$5.19	$5.19	$3.90	$2.60	$—

Ending value (after expenses)	$1,098.90	$1,095.20	$1,094.90	$1,096.00	$1,098.00	$1,100.70

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.30	$5.19	$5.19	$3.90	$2.60	$—

Ending value (after expenses)	$1,098.10	$1,093.80	$1,094.40	$1,095.50	$1,096.50	$1,099.40

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.30	$5.18	$5.18	$3.89	$2.59	$—

Ending value (after expenses)	$1,094.60	$1,090.50	$1,090.70	$1,091.50	$1,093.20	$1,096.10

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.30	$5.17	$5.17	$3.88	$2.59	$—

Ending value (after expenses)	$1,090.40	$1,086.00	$1,086.00	$1,087.70	$1,088.80	$1,091.20

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.29	$5.15	$5.15	$3.86	$2.58	$—

Ending value (after expenses)	$1,081.00	$1,077.20	$1,076.50	$1,078.20	$1,079.20	$1,082.00

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.28	$5.12	$5.12	$3.84	$2.56	$—

Ending value (after expenses)	$1,068.70	$1,064.70	$1,064.60	$1,065.60	$1,067.50	$1,069.90

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.27	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,054.80	$1,051.30	$1,051.20	$1,052.40	$1,053.70	$1,056.30

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.26	$5.05	$5.05	$3.79	$2.53	$—

Ending value (after expenses)	$1,039.60	$1,036.10	$1,036.00	$1,037.20	$1,038.60	$1,041.10

Putnam RetirementReady 2015 Fund

Expenses paid per $1,000*†	$1.26	$5.01	$5.01	$3.76	$2.51	$—

Ending value (after expenses)	$1,025.60	$1,022.00	$1,022.00	$1,022.90	$1,024.00	$1,026.80

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$2.50	$2.50	$—

Ending value (after expenses)	$1,017.40	$1,013.80	$1,013.80	$1,016.10	$1,016.00	$1,019.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

26	RetirementReady® Funds

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended July 31, 2013, use the following calculation method. To find the value of your investment on February 1, 2013, call Putnam at 1-800-225-1581.

RetirementReady® Funds	27

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund
2040 Fund, 2035 Fund, 2030 Fund
2025 Fund, 2020 Fund, 2015 Fund

Expenses paid per $1,000*†	$1.25	$5.01	$5.01	$3.76	$2.51	$—

Ending value (after expenses)	$1,023.55	$1,019.84	$1,019.84	$1,021.08	$1,022.32	$1,024.79

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.25	$5.01	$5.01	$2.51	$2.51	$—

Ending value (after expenses)	$1,023.55	$1,019.84	$1,019.84	$1,022.32	$1,022.32	$1,024.79

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

28	RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

RetirementReady® Funds	29

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com, and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain a fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, a fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2013, Putnam employees had approximately $394,000,000 and the Trustees had approximately $94,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

30	RetirementReady® Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

RetirementReady® Funds	31

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2013, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2013, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2013 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July  1, 2013, subject to certain changes in the sub-management contract noted below. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund, and

• That the fee schedule represented an appropriate sharing between fund

32	RetirementReady® Funds

shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements in the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review and discussion by the Trustees, as well as approval by shareholders.

As noted above, the Trustees considered certain administrative revisions to your fund’s sub-management contract. Putnam Management recommended that the sub-management contract be revised to reduce the sub-management fee that Putnam Management pays to PIL with respect to the portion of the portfolios of certain funds, but not your fund, that may be allocated to PIL from time to time. The Independent Trustees’ approval of this recommendation was based on their conclusion that these changes would have no practical effect on Putnam Management’s continued responsibility for the management of these funds or the costs borne by fund shareholders and would not result in any reduction in the nature and quality of services provided to the funds.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that, although the fund pays no management fee to Putnam Management, Putnam Management receives management fees from the underlying Putnam funds in which your fund invests. The Trustees noted that the fee schedule was consistent with the current fee schedules of other Putnam funds that pursued their objectives by investing substantially all of their assets in other Putnam funds, which have been carefully developed over the years and re-examined on many occasions and adjusted where appropriate.

The Trustees also reviewed the management fee schedules in effect for all Putnam funds (including the underlying Putnam funds in which your fund invests), including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under their management contracts, the underlying Putnam funds in which your fund invests have the benefit of breakpoints in their management fee schedules that provide

RetirementReady® Funds	33

shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. Some of the underlying Putnam funds’ management contracts also provide for performance fees. The Trustees concluded that the fee schedules in effect for the underlying Putnam funds in which your fund invests represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. In addition, Putnam Management agreed to reimburse your fund through at least November 30, 2014 for all other expenses (excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, payments under the fund’s distribution plans, and acquired fund fees and expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2012 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2012 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

Total
expenses
(quintile)

Putnam RetirementReady 2055 Fund
(“2055 Fund”)	4th

Putnam RetirementReady 2050 Fund
(“2050 Fund”)	4th

Putnam RetirementReady 2045 Fund
(“2045 Fund”)	4th

Putnam RetirementReady 2040 Fund
(“2040 Fund”)	4th

Putnam RetirementReady 2035 Fund
(“2035 Fund”)	3rd

Putnam RetirementReady 2030 Fund
(“2030 Fund”)	3rd

Putnam RetirementReady 2025 Fund
(“2025 Fund”)	2nd

Putnam RetirementReady 2020 Fund
(“2020 Fund”)	3rd

Putnam RetirementReady 2015 Fund
(“2015 Fund”)	2nd

Putnam Retirement Income Fund Lifestyle 1
(“Lifestyle 1 Fund”)	4th

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady® Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’

34	RetirementReady® Funds

net fees and expenses, which the Putnam RetirementReady® Funds and the funds included in the custom Lipper peer groups bear indirectly.)

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2012 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this

RetirementReady® Funds	35

strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the best performing mutual fund complex for 2012 — the second time in four years that Putnam Management has achieved this distinction for the Putnam funds. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2012 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year, and five-year periods. For a number of Putnam funds with relatively unique investment mandates, the Trustees evaluated performance based on comparisons of their absolute gross returns with the returns of selected investment benchmarks or targeted annualized returns. In the case of the 2055 Fund (which had only commenced operations on November 30, 2010 and had a track record of only twenty-five months), the Trustees considered that the fund’s class A share gross return was positive and exceeded its internal benchmark return over the one-year period ended December 31, 2012. In the case of the Lifestyle 1 Fund, the Trustees considered that the fund’s class A share gross return was positive over the one-year, three-year, and five-year periods ended December 31, 2012. In the case of each of the other Putnam RetirementReady® Funds, the Trustees considered information about the fund’s performance relative to its internal benchmark for the one-year, three-year, and five-year periods ended December 31, 2012. Over the one-year period, the class A share gross return for each fund was positive and exceeded the internal benchmark return. Over the three-year period, the class A share gross return was positive for each fund; exceeded the internal benchmark return for the 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, and 2040 Fund; and approximated the internal benchmark return for the 2045 Fund and 2050 Fund. Over the five-year period, the class A share gross return was positive for each fund; exceeded the internal benchmark return for the 2020 Fund, 2025 Fund, and 2030 Fund; approximated the internal benchmark return for the 2035 Fund, 2045 Fund, and 2050 Fund; and lagged the internal benchmark return for the 2015 and 2040 Fund. The Trustees did not find any evidence of underperformance that would suggest a need for concern regarding the investment process for any of the Putnam RetirementReady® Funds. With respect to the 2055 Fund, because the fund had only recently commenced operations, the Trustees considered that there had not been a sufficiently long period of time to allow for definitive conclusions about the fund’s performance. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered a number of other changes that Putnam Management had made in recent years in efforts to support and improve fund performance generally. These changes included Putnam Management’s efforts to increase accountability and to reduce complexity in the portfolio management process for the Putnam equity funds by moving generally from a portfolio management team structure to a decision-making process that vests full authority and responsibility with individual portfolio managers and by affirming its commitment to a fundamental-driven approach to investing. The Trustees noted that Putnam Management had also worked to strengthen its fundamental research capabilities by adding new investment personnel to the large-cap equities research

36	RetirementReady® Funds

team and by bringing U.S. and international research under common leadership. In addition, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

RetirementReady® Funds	37

Financial statements

A note about your fund’s auditors

A non-U.S. member firm in PricewaterhouseCoopers LLP’s (“PwC”) global network of firms has an investment in certain non-U.S. funds now affiliated with Putnam Investments as a result of the July 2013 acquisition of the funds’ advisor by Putnam’s parent company, Great-West Lifeco Inc. The investment consists of pension plan assets for the benefit of the member firm’s personnel. The investment is inconsistent with the requirements of the Securities and Exchange Commission’s auditor independence rules. Your fund has been informed by PwC that to address this issue, the member firm is in the process of selecting different advisors not affiliated with Putnam to manage the relevant pension plans and transferring the plans’ assets to such advisors. None of the member firm’s personnel is on the PwC audit team for your fund, and none of the members of the audit team participates in the member firm’s pension plans. Based on its knowledge of the facts and its experience with PwC, the Audit and Compliance Committee of your fund’s Board of Trustees concluded that the investment by the PwC member firm would not affect PwC’s ability to render an objective audit opinion to your fund. Based on this conclusion and consideration of the potential risks that the disruption of a change of auditors could present, the Audit and Compliance Committee determined that PwC should continue to act as auditors for your fund.

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

38	RetirementReady® Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam RetirementReady® Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Putnam RetirementReady® Funds (collectively, the “funds”), as listed in the statements of assets and liabilities at July 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2013

RetirementReady® Funds	39

The funds’ portfolios 7/31/13

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.0%)*
Putnam Absolute Return 100 Fund Class Y †††	711	$7,289

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	2,356	27,119

Putnam Absolute Return 700 Fund Class Y †††	7,680	92,847

Total Absolute Return Funds (cost $127,401)		$127,255

Asset Allocation Funds (89.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	76,904	936,687

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	13,095	203,763

Total Asset Allocation Funds (cost $1,090,930)		$1,140,450

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	5,664	$5,664

Total Fixed Income Funds (cost $5,664)		$5,664

Total Investments (cost $1,223,995)		$1,273,369

* Percentages indicated are based on net assets of $1,273,134

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (10.2%)*
Putnam Absolute Return 100 Fund Class Y †††	7,936	$81,348

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	19,725	227,035

Putnam Absolute Return 700 Fund Class Y †††	64,294	777,314

Total Absolute Return Funds (cost $1,078,572)		$1,085,697

Asset Allocation Funds (89.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	602,795	7,342,040

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	140,534	2,186,715

Total Asset Allocation Funds (cost $8,873,975)		$9,528,755

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	46,061	$46,061

Total Fixed Income Funds (cost $46,061)		$46,061

Total Investments (cost $9,998,608)		$10,660,513

* Percentages indicated are based on net assets of $10,658,409

40	RetirementReady® Funds

The funds’ portfolios 7/31/13 cont.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (10.9%)*
Putnam Absolute Return 100 Fund Class Y †††	20,698	$212,159

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	27,434	315,766

Putnam Absolute Return 700 Fund Class Y †††	89,421	1,081,104

Total Absolute Return Funds (cost $1,592,466)		$1,609,029

Asset Allocation Funds (88.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	639,976	7,794,908

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	343,185	5,339,962

Total Asset Allocation Funds (cost $12,073,516)		$13,134,870

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	64,019	$64,019

Total Fixed Income Funds (cost $64,019)		$64,019

Total Investments (cost $13,730,001)		$14,807,918

* Percentages indicated are based on net assets of $14,805,075

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (12.0%)*
Putnam Absolute Return 100 Fund Class Y †††	48,792	$500,119

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	42,334	487,262

Putnam Absolute Return 700 Fund Class Y †††	126,491	1,529,279

Total Absolute Return Funds (cost $2,495,233)		$2,516,660

Asset Allocation Funds (87.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	574,736	7,000,287

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	726,887	11,310,365

Total Asset Allocation Funds (cost $16,785,531)		$18,310,652

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	89,421	$89,421

Total Fixed Income Funds (cost $89,421)		$89,421

Total Investments (cost $19,370,185)		$20,916,733

* Percentages indicated are based on net assets of $20,912,345

RetirementReady® Funds	41

The funds’ portfolios 7/31/13 cont.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (15.5%)*
Putnam Absolute Return 100 Fund Class Y †††	70,461	$722,223

Putnam Absolute Return 300 Fund Class Y †††	10,730	116,099

Putnam Absolute Return 500 Fund Class Y †††	101,895	1,172,814

Putnam Absolute Return 700 Fund Class Y †††	219,211	2,650,259

Total Absolute Return Funds (cost $4,633,673)		$4,661,395

Asset Allocation Funds (82.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	86,771	$1,141,040

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	262,540	3,197,732

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,324,516	20,609,473

Total Asset Allocation Funds (cost $22,975,075)		$24,948,245

Fixed Income Funds (1.7%)*
Putnam Money Market Fund Class A †††	506,659	$506,659

Total Fixed Income Funds (cost $506,659)		$506,659

Total Investments (cost $28,115,407)		$30,116,299

* Percentages indicated are based on net assets of $30,110,450

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (21.9%)*
Putnam Absolute Return 100 Fund Class Y †††	111,729	$1,145,225

Putnam Absolute Return 300 Fund Class Y †††	81,526	882,116

Putnam Absolute Return 500 Fund Class Y †††	178,380	2,053,158

Putnam Absolute Return 700 Fund Class Y †††	379,719	4,590,799

Total Absolute Return Funds (cost $8,565,955)		$8,671,298

Asset Allocation Funds (75.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	654,595	$8,607,927

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,361,077	21,178,362

Total Asset Allocation Funds (cost $27,211,738)		$29,786,289

Fixed Income Funds (2.8%)*
Putnam Money Market Fund Class A †††	1,126,522	$1,126,522

Total Fixed Income Funds (cost $1,126,522)		$1,126,522

Total Investments (cost $36,904,215)		$39,584,109

* Percentages indicated are based on net assets of $39,575,932

42	RetirementReady® Funds

The funds’ portfolios 7/31/13 cont.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (30.1%)*
Putnam Absolute Return 100 Fund Class Y †††	161,152	$1,651,807

Putnam Absolute Return 300 Fund Class Y †††	218,561	2,364,828

Putnam Absolute Return 500 Fund Class Y †††	269,515	3,102,118

Putnam Absolute Return 700 Fund Class Y †††	470,157	5,684,199

Total Absolute Return Funds (cost $12,700,407)		$12,802,952

Asset Allocation Funds (66.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,531,530	$20,139,619

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	40,914	423,051

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	487,546	7,586,221

Total Asset Allocation Funds (cost $26,351,610)		$28,148,891

Fixed Income Funds (3.8%)*
Putnam Money Market Fund Class A †††	1,631,772	$1,631,772

Total Fixed Income Funds (cost $1,631,772)		$1,631,772

Total Investments (cost $40,683,789)		$42,583,615

* Percentages indicated are based on net assets of $42,575,319

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (40.4%)*
Putnam Absolute Return 100 Fund Class Y †††	181,747	$1,862,908

Putnam Absolute Return 300 Fund Class Y †††	329,328	3,563,325

Putnam Absolute Return 500 Fund Class Y †††	426,509	4,909,116

Putnam Absolute Return 700 Fund Class Y †††	371,567	4,492,246

Total Absolute Return Funds (cost $14,694,412)		$14,827,595

Asset Allocation Funds (54.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,183,904	$15,568,340

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	429,446	4,440,471

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $18,988,906)		$20,008,811

Fixed Income Funds (5.0%)*
Putnam Money Market Fund Class A †††	1,843,122	$1,843,122

Total Fixed Income Funds (cost $1,843,122)		$1,843,122

Total Investments (cost $35,526,440)		$36,679,528

* Percentages indicated are based on net assets of $36,670,899

RetirementReady® Funds	43

The funds’ portfolios 7/31/13 cont.

Putnam RetirementReady 2015 Fund	Shares	Value

Absolute Return Funds (52.0%)*
Putnam Absolute Return 100 Fund Class Y †††	173,246	$1,775,767

Putnam Absolute Return 300 Fund Class Y †††	357,282	3,865,788

Putnam Absolute Return 500 Fund Class Y †††	513,395	5,909,177

Putnam Absolute Return 700 Fund Class Y †††	122,733	1,483,843

Total Absolute Return Funds (cost $12,919,768)		$13,034,575

Asset Allocation Funds (42.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	278,964	$3,668,380

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	669,695	6,924,648

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $10,204,969)		$10,593,028

Fixed Income Funds (5.8%)*
Putnam Money Market Fund Class A †††	1,466,160	$1,466,160

Total Fixed Income Funds (cost $1,466,160)		$1,466,160

Total Investments (cost $24,590,897)		$25,093,763

* Percentages indicated are based on net assets of $25,087,950

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (59.8%)*
Putnam Absolute Return 100 Fund Class Y †††	208,665	$2,138,822

Putnam Absolute Return 300 Fund Class Y †††	463,383	5,013,807

Putnam Absolute Return 500 Fund Class Y †††	628,680	7,236,108

Putnam Absolute Return 700 Fund Class Y †††	—	—

Total Absolute Return Funds (cost $14,436,387)		$14,388,737

Asset Allocation Funds (34.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	800,373	8,275,855

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $8,294,863)		$8,275,855

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	1,415,529	$1,415,529

Total Fixed Income Funds (cost $1,415,529)		$1,415,529

Total Investments (cost $24,146,779)		$24,080,121

* Percentages indicated are based on net assets of $24,075,849

44	RetirementReady® Funds

The funds’ portfolios 7/31/13 cont.

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$1,273,369	$—	$—	$1,273,369

Putnam RetirementReady 2050 Fund	10,660,513	—	—	10,660,513

Putnam RetirementReady 2045 Fund	14,807,918	—	—	14,807,918

Putnam RetirementReady 2040 Fund	20,916,733	—	—	20,916,733

Putnam RetirementReady 2035 Fund	30,116,299	—	—	30,116,299

Putnam RetirementReady 2030 Fund	39,584,109	—	—	39,584,109

Putnam RetirementReady 2025 Fund	42,583,615	—	—	42,583,615

Putnam RetirementReady 2020 Fund	36,679,528	—	—	36,679,528

Putnam RetirementReady 2015 Fund	25,093,763	—	—	25,093,763

Putnam Retirement Income Fund Lifestyle 1	24,080,121	—	—	24,080,121

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds	45

Statements of assets and liabilities 7/31/13

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$1,273,369	$10,660,513	$14,807,918	$20,916,733	$30,116,299

Receivable for income
distributions from underlying
Putnam Fund shares	—	—	—	—	4

Receivable for shares of
the fund sold	286	4,101	14,172	43,380	42,443

Receivable for investments sold	6,095	29,785	29,480	90,733	123,691

Receivable from Manager
(Note 2)	2,078	10,593	13,922	19,824	27,321

Total assets	1,281,828	10,704,992	14,865,492	21,070,670	30,309,758

LIABILITIES

Payable for shares of the
fund repurchased	—	1,742	2,150	14,915	43,194

Payable for investments
purchased	6,382	32,144	41,503	119,199	122,944

Payable for distribution fees
(Note 2)	234	2,104	2,842	4,387	5,849

Payable for reports to shareholders	1,138	2,548	2,719	3,655	3,756

Payable for auditing and tax fee	784	7,710	10,838	15,637	23,015

Other accrued expenses	156	335	365	532	550

Total liabilities	8,694	46,583	60,417	158,325	199,308

Net assets	$1,273,134	$10,658,409	$14,805,075	$20,912,345	$30,110,450

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$1,115,419	$14,462,741	$22,909,960	$31,241,689	$44,683,991

Undistributed net investment
income (Distributions in excess
of net investment income)
(Note 1)	(1,352)	39,176	132,191	180,177	255,092

Accumulated net realized
gain (loss) on investments
(Note 1)	109,693	(4,505,413)	(9,314,993)	(12,056,069)	(16,829,525)

Net unrealized appreciation
of investments	49,374	661,905	1,077,917	1,546,548	2,000,892

Total — Representing net
assets applicable to
capital outstanding	$1,273,134	$10,658,409	$14,805,075	$20,912,345	$30,110,450

(Continued on next page)

46	RetirementReady® Funds

Statements of assets and liabilities 7/31/13 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$511,649	$4,132,500	$7,035,875	$10,268,335	$13,868,279

Number of shares outstanding	43,850	271,505	419,470	560,012	747,732

Net asset value and
redemption price	$11.67	$15.22	$16.77	$18.34	$18.55

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$12.38	$16.15	$17.79	$19.46	$19.68

Computation of net asset value and offering price Class B
Net Assets	$28,473	$196,693	$230,124	$694,423	$864,377

Number of shares outstanding	2,451	13,067	14,910	40,764	50,350

Net asset value and offering price***	$11.62	$15.05	$15.43	$17.04	$17.17

Computation of net asset value and offering price Class C
Net Assets	$73,958	$209,608	$247,547	$278,737	$468,376

Number of shares outstanding	6,408	14,011	15,960	16,477	27,272

Net asset value and offering price***	$11.54	$14.96	$15.51	$16.92	$17.17

Computation of net asset value, offering price and redemption price Class M
Net Assets	$28,911	$30,579	$20,933	$49,899	$247,667

Number of shares outstanding	2,481	1,989	1,281	2,875	13,813

Net asset value and
redemption price	$11.65	$15.37	$16.34	$17.36	$17.93

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$12.07	$15.93	$16.93	$17.99	$18.58

Computation of net asset value, offering price and redemption price Class R
Net Assets	$52,003	$2,122,792	$2,331,206	$3,362,048	$4,039,192

Number of shares outstanding	4,463	141,479	136,090	179,204	226,405

Net asset value, offering price
and redemption value	$11.65	$15.00	$17.13	$18.76	$17.84

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$578,140	$3,966,237	$4,939,390	$6,258,903	$10,622,559

Number of shares outstanding	49,393	259,665	250,227	295,445	497,120

Net asset value, offering price
and redemption value	$11.70	$15.27	$19.74	$21.18	$21.37

Cost of investments (Note 1)	$1,223,995	$9,998,608	$13,730,001	$19,370,185	$28,115,407

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

RetirementReady® Funds	47

Statements of assets and liabilities 7/31/13 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$39,584,109	$42,583,615	$36,679,528	$25,093,763	$24,080,121

Receivable for income
distributions from underlying
Putnam Fund shares	9	13	15	12	12

Receivable for shares of
the fund sold	19,812	200,600	23,943	10,066	27,845

Receivable for investments sold	84,339	123,852	47,870	69,965	71,058

Receivable from Manager
(Note 2)	35,515	41,662	36,831	27,260	24,725

Total assets	39,723,784	42,949,742	36,788,187	25,201,066	24,203,761

LIABILITIES

Payable for shares of the
fund repurchased	17,001	19,177	14,775	52,013	2,041

Payable for investments
purchased	87,160	304,989	56,977	28,031	96,875

Payable for distribution fees
(Note 2)	8,175	8,594	8,705	5,812	4,370

Payable for reports to shareholders	4,631	5,628	5,135	4,128	4,207

Payable for auditing and tax fee	30,178	35,150	30,900	22,515	19,926

Other accrued expenses	707	885	796	617	493

Total liabilities	147,852	374,423	117,288	113,116	127,912

Net assets	$39,575,932	$42,575,319	$36,670,899	$25,087,950	$24,075,849

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$59,122,878	$66,818,710	$64,658,475	$49,760,180	$31,152,592

Undistributed net investment
income (Note 1)	325,429	422,526	374,248	269,993	4,321

Accumulated net realized loss
on investments (Note 1)	(22,552,269)	(26,565,743)	(29,514,912)	(25,445,089)	(7,014,406)

Net unrealized appreciation
(loss) of investments	2,679,894	1,899,826	1,153,088	502,866	(66,658)

Total — Representing net
assets applicable to
capital outstanding	$39,575,932	$42,575,319	$36,670,899	$25,087,950	$24,075,849

(Continued on next page)

48	RetirementReady® Funds

Statements of assets and liabilities 7/31/13 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$18,538,237	$23,726,598	$22,556,642	$16,659,651	$14,680,624

Number of shares outstanding	1,001,137	1,244,548	1,303,304	967,890	864,575

Net asset value and
redemption price	$18.52	$19.06	$17.31	$17.21	$16.98

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$19.65	$20.22	$18.37	$18.26	N/A

Offering price per class A share
(100/96.00 of Class A net
asset value)**	N/A	N/A	N/A	N/A	$17.69

Computation of net asset value and offering price Class B
Net Assets	$1,209,678	$986,751	$1,235,399	$744,604	$171,854

Number of shares outstanding	68,655	55,310	74,175	44,618	10,191

Net asset value and offering price***	$17.62	$17.84	$16.66	$16.69	$16.86

Computation of net asset value and offering price Class C
Net Assets	$741,904	$806,555	$1,047,440	$383,458	$676,087

Number of shares outstanding	42,050	45,143	62,671	22,978	39,993

Net asset value and offering price***	$17.64	$17.87	$16.71	$16.69	$16.91

Computation of net asset value, offering price and redemption price Class M
Net Assets	$101,421	$225,509	$140,263	$144,793	$313,242

Number of shares outstanding	5,624	12,468	8,257	8,528	18,404

Net asset value and
redemption price	$18.03	$18.09	$16.99	$16.98	$17.02

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$18.68	$18.75	$17.61	$17.60	N/A

Offering price per class M share
(100/96.75 of Class M net
asset value)*	N/A	N/A	N/A	N/A	$17.59

Computation of net asset value, offering price and redemption price Class R
Net Assets	$6,168,723	$4,691,686	$4,587,295	$2,778,384	$1,001,699

Number of shares outstanding	351,291	262,895	275,238	167,155	59,018

Net asset value, offering price
and redemption value	$17.56	$17.85	$16.67	$16.62	$16.97

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,815,969	$12,138,220	$7,103,860	$4,377,060	$7,232,343

Number of shares outstanding	610,843	633,928	368,924	253,649	424,556

Net asset value, offering price
and redemption value	$20.98	$19.15	$19.26	$17.26	$17.04

Cost of investments (Note 1)	$36,904,215	$40,683,789	$35,526,440	$24,590,897	$24,146,779

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds	49

Statements of operations For the year ended 7/31/13

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 5)	$9,328	$93,082	$137,259	$203,353	$309,887

EXPENSES

Distribution fees (Note 2)	2,084	20,407	27,735	45,849	63,058

Auditing and tax fees	784	7,710	10,838	15,637	23,015

Reports to shareholders	1,425	3,383	3,753	5,167	5,169

Other	281	678	822	1,040	1,146

Fees waived and reimbursed by
Manager (Note 2)	(2,490)	(11,771)	(15,413)	(21,844)	(29,330)

Total expenses	2,084	20,407	27,735	45,849	63,058

Net investment income	7,244	72,675	109,524	157,504	246,829

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	98,196	544,601	795,793	1,427,953	2,774,243

Capital gain distribution from
underlying Putnam Fund shares
(Note 5)	49,931	461,554	502,367	455,106	214,582

Net unrealized appreciation of
underlying Putnam Fund shares
during the period	25,868	709,044	1,037,688	1,303,307	1,249,241

Net gain on investments	173,995	1,715,199	2,335,848	3,186,366	4,238,066

Net increase in net assets
resulting from operations	$181,239	$1,787,874	$2,445,372	$3,343,870	$4,484,895

50	RetirementReady® Funds

Statements of operations For the year ended 7/31/13 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 5)	$422,827	$538,731	$489,768	$352,861	$303,747

EXPENSES

Distribution fees (Note 2)	89,845	99,893	100,877	72,362	59,318

Auditing and tax fees	30,178	35,150	30,900	22,515	19,926

Reports to shareholders	6,278	7,963	7,094	5,361	5,424

Other	1,492	1,917	1,599	1,208	1,029

Fees waived and reimbursed by
Manager (Note 2)	(37,948)	(45,030)	(39,593)	(29,084)	(26,379)

Total expenses	89,845	99,893	100,877	72,362	59,318

Net investment income	332,982	438,838	388,891	280,499	244,429

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	3,335,418	3,820,701	2,561,770	1,516,989	1,273,748

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares
during the period	1,372,909	461,711	134,346	(191,376)	(494,998)

Net gain on investments	4,708,327	4,282,412	2,696,116	1,325,613	778,750

Net increase in net assets
resulting from operations	$5,041,309	$4,721,250	$3,085,007	$1,606,112	$1,023,179

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds	51

Statements of changes in net assets

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$7,244	$665

Net realized gain (loss) on underlying Putnam Fund shares	148,127	(15,319)

Net unrealized appreciation on underlying Putnam Fund shares	25,868	24,006

Net increase in net assets resulting from operations	181,239	9,352

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(7,307)	(7,418)

Class B	(334)	(208)

Class C	(546)	(727)

Class M	(144)	(219)

Class R	(252)	(351)

Class Y	(6,450)	(2,038)

Net realized short-term gain on investments

Class A	—	(592)

Class B	—	(27)

Class C	—	(65)

Class M	—	(23)

Class R	—	(31)

Class Y	—	(153)

From net realized long-term gain on investments
Class A	(2,283)	(2,256)

Class B	(140)	(101)

Class C	(255)	(246)

Class M	(64)	(86)

Class R	(93)	(116)

Class Y	(1,809)	(585)

Increase from capital share transactions (Note 4)	524,604	332,012

Total increase in net assets	686,166	326,122

NET ASSETS

Beginning of period	586,968	260,846

End of period	$1,273,134	$586,968

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(1,352)	$3,541

52	RetirementReady® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$72,675	$14,042

Net realized gain on underlying Putnam Fund shares	1,006,155	32,611

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	709,044	(68,013)

Net increase (decrease) in net assets resulting from operations	1,787,874	(21,360)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(51,151)	(127,663)

Class B	(879)	(4,681)

Class C	(970)	(2,635)

Class M	(161)	(248)

Class R	(12,884)	(28,583)

Class Y	(37,120)	(77,945)

Increase (decrease) from capital share transactions (Note 4)	1,696,020	(333,200)

Total increase (decrease) in net assets	3,380,729	(596,315)

NET ASSETS

Beginning of period	7,277,680	7,873,995

End of period	$10,658,409	$7,277,680

Undistributed net investment income, respectively, end of period	$39,176	$42,898

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$109,524	$32,494

Net realized gain (loss) on underlying Putnam Fund shares	1,298,160	(118,489)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,037,688	(356,802)

Net increase (decrease) in net assets resulting from operations	2,445,372	(442,797)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(168,001)	(200,364)

Class B	(5,359)	(3,832)

Class C	(3,545)	(1,020)

Class M	(415)	(350)

Class R	(28,004)	(29,498)

Class Y	(81,839)	(76,692)

Increase (decrease) from capital share transactions (Note 4)	1,972,344	(4,614,971)

Total increase (decrease) in net assets	4,130,553	(5,369,524)

NET ASSETS

Beginning of period	10,674,522	16,044,046

End of period	$14,805,075	$10,674,522

Undistributed net investment income, respectively, end of period	$132,191	$280,688

RetirementReady® Funds	53

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$157,504	$59,855

Net realized gain (loss) on underlying Putnam Fund shares	1,883,059	(294,570)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,303,307	(679,485)

Net increase (decrease) in net assets resulting from operations	3,343,870	(914,200)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(175,542)	(193,347)

Class B	(7,777)	(7,727)

Class C	(2,824)	(3,122)

Class M	(674)	(209)

Class R	(42,406)	(41,230)

Class Y	(70,835)	(81,944)

Increase (decrease) from capital share transactions (Note 4)	2,792,013	(8,476,201)

Total increase (decrease) in net assets	5,835,825	(9,717,980)

NET ASSETS

Beginning of period	15,076,520	24,794,500

End of period	$20,912,345	$15,076,520

Undistributed net investment income, respectively, end of period	$180,177	$296,332

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$246,829	$152,962

Net realized gain on underlying Putnam Fund shares	2,988,825	427,957

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,249,241	(1,480,168)

Net increase (decrease) in net assets resulting from operations	4,484,895	(899,249)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(177,387)	(382,241)

Class B	(4,254)	(13,150)

Class C	(2,715)	(5,874)

Class M	(313)	—

Class R	(33,912)	(67,006)

Class Y	(83,524)	(165,898)

Increase (decrease) from capital share transactions (Note 4)	3,087,999	(11,306,205)

Total increase (decrease) in net assets	7,270,789	(12,839,623)

NET ASSETS

Beginning of period	22,839,661	35,679,284

End of period	$30,110,450	$22,839,661

Undistributed net investment income, respectively, end of period	$255,092	$297,924

54	RetirementReady® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$332,982	$322,802

Net realized gain on underlying Putnam Fund shares	3,335,418	1,005,437

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,372,909	(2,029,064)

Net increase (decrease) in net assets resulting from operations	5,041,309	(700,825)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(184,029)	(419,610)

Class B	(3,230)	(16,520)

Class C	(2,307)	(9,323)

Class M	(446)	—

Class R	(41,139)	(92,131)

Class Y	(84,720)	(158,198)

Increase (decrease) from capital share transactions (Note 4)	4,038,813	(14,412,987)

Total increase (decrease) in net assets	8,764,251	(15,809,594)

NET ASSETS

Beginning of period	30,811,681	46,621,275

End of period	$39,575,932	$30,811,681

Undistributed net investment income, respectively, end of period	$325,429	$308,324

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$438,838	$601,893

Net realized gain on underlying Putnam Fund shares	3,820,701	828,913

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	461,711	(1,492,617)

Net increase (decrease) in net assets resulting from operations	4,721,250	(61,811)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(388,400)	(794,855)

Class B	(7,930)	(26,008)

Class C	(5,097)	(15,533)

Class M	(2,783)	(4,205)

Class R	(49,618)	(118,241)

Class Y	(141,043)	(274,787)

Increase (decrease) from capital share transactions (Note 4)	584,962	(12,574,928)

Total increase (decrease) in net assets	4,711,341	(13,870,368)

NET ASSETS

Beginning of period	37,863,978	51,734,346

End of period	$42,575,319	$37,863,978

Undistributed net investment income, respectively, end of period	$422,526	$578,558

RetirementReady® Funds	55

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$388,891	$700,039

Net realized gain on underlying Putnam Fund shares	2,561,770	467,637

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	134,346	(961,206)

Net increase in net assets resulting from operations	3,085,007	206,470

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(521,332)	(1,113,015)

Class B	(14,838)	(31,902)

Class C	(11,717)	(27,373)

Class M	(1,918)	(6,310)

Class R	(59,037)	(143,151)

Class Y	(73,667)	(194,103)

Increase (decrease) from capital share transactions (Note 4)	341,277	(13,647,173)

Total increase (decrease) in net assets	2,743,775	(14,956,557)

NET ASSETS

Beginning of period	33,927,124	48,883,681

End of period	$36,670,899	$33,927,124

Undistributed net investment income, respectively, end of period	$374,248	$667,866

Putnam RetirementReady 2015 Fund —
TOTAL DECREASE IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$280,499	$516,275

Net realized gain on underlying Putnam Fund shares	1,516,989	130,709

Net unrealized depreciation on underlying Putnam Fund shares	(191,376)	(528,301)

Net increase in net assets resulting from operations	1,606,112	118,683

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(399,633)	(994,577)

Class B	(5,027)	(20,937)

Class C	(4,258)	(27,475)

Class M	(2,199)	(6,293)

Class R	(48,642)	(130,764)

Class Y	(39,651)	(128,681)

Decrease from capital share transactions (Note 4)	(2,021,225)	(12,986,114)

Total decrease in net assets	(914,523)	(14,176,158)

NET ASSETS

Beginning of period	26,002,473	40,178,631

End of period	$25,087,950	$26,002,473

Undistributed net investment income, respectively, end of period	$269,993	$488,898

56	RetirementReady® Funds

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/13	Year ended 7/31/12

Operations:
Net investment income	$244,429	$403,631

Net realized gain on underlying Putnam Fund shares	1,273,748	83,604

Net unrealized depreciation on underlying Putnam Fund shares	(494,998)	(232,063)

Net increase in net assets resulting from operations	1,023,179	255,172

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(198,682)	(322,257)

Class B	(1,285)	(2,564)

Class C	(4,109)	(6,196)

Class M	(2,657)	(4,681)

Class R	(10,499)	(20,869)

Class Y	(27,025)	(42,915)

Increase (decrease) from capital share transactions (Note 4)	2,033,695	(7,639,724)

Total increase (decrease) in net assets	2,812,617	(7,784,034)

NET ASSETS

Beginning of period	21,263,232	29,047,266

End of period	$24,075,849	$21,263,232

Undistributed net investment income, respectively, end of period	$4,321	$4,149

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds	57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
July 31, 2013	$9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	$11.67	22.79	$512.25		.79	183
July 31, 2012	10.09	.02	(.02)	— [e]	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167
July 31, 2011†	10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53 *	179	.17 *	(.01) *	101 *

Class B
July 31, 2013	$9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	$11.62	21.85	$28	1.00	.12	183
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03 *	17	.67 *	1.13 *	101 *

Class C
July 31, 2013	$9.65	— [e]	2.07	2.07	(.12)	(.06)	(.18)	$11.54	21.72	$74	1.00	(.01)	183
July 31, 2012	10.05	(.06)	— [e]	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03 *	15	.67 *	1.58 *	101 *

Class M
July 31, 2013	$9.72	— [e]	2.12	2.12	(.13)	(.06)	(.19)	$11.65	22.08	$29.75		.01	183
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16 *	12	.50 *	2.02 *	101 *

Class R
July 31, 2013	$9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	$11.65	22.39	$52.50		.42	183
July 31, 2012	10.08	— [e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40 *	11	.33 *	2.23 *	101 *

Class Y
July 31, 2013	$9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	$11.70	22.98	$578	—	1.05	183
July 31, 2012	10.11	.03	— [e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76 *	28	—	1.73 *	101 *

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58	RetirementReady® Funds	RetirementReady® Funds	59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$12.58	.12	2.69	2.81	(.17)	—	(.17)	—	$15.22	22.52	$4,133.25		.87	104
July 31, 2012	12.86	.02	.15	.17	(.45)	—	(.45)	—	12.58	1.60	3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	—	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [e]	12.19	(18.34)	5,110.35		.64	171

Class B
July 31, 2013	$12.45	.01	2.66	2.67	(.07)	—	(.07)	—	$15.05	21.54	$197	1.00	.06	104
July 31, 2012	12.76	(.06)	.13	.07	(.38)	—	(.38)	—	12.45	.82	144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	—	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [e]	12.09	(19.00)	137	1.10	(.19)	171

Class C
July 31, 2013	$12.39	— [e]	2.66	2.66	(.09)	—	(.09)	—	$14.96	21.60	$210	1.00	(.02)	104
July 31, 2012	12.68	(.07)	.15	.08	(.37)	—	(.37)	—	12.39	.84	115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	—	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [e]	12.08	(19.01)	46	1.10	(.29)	171

Class M
July 31, 2013	$12.71	.04	2.72	2.76	(.10)	—	(.10)	—	$15.37	21.83	$31.75		.26	104
July 31, 2012	12.74	(.06)	.19	.13	(.16)	—	(.16)	—	12.71	1.13	18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	—	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
July 31, 2009	15.74	— [e]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [e]	12.12	(18.78)	43.85		(.01)	171

Class R
July 31, 2013	$12.41	.07	2.66	2.73	(.14)	—	(.14)	—	$15.00	22.19	$2,123.50		.53	104
July 31, 2012	12.72	(.01)	.14	.13	(.44)	—	(.44)	—	12.41	1.28	1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	—	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [e]	12.10	(18.58)	256.60		.18	171

Class Y
July 31, 2013	$12.62	.14	2.71	2.85	(.20)	—	(.20)	—	$15.27	22.81	$3,966	—	.97	104
July 31, 2012	12.91	.05	.15	.20	(.49)	—	(.49)	—	12.62	1.83	2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	—	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [e]	12.22	(18.20)	1,951.10		.95	171

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60	RetirementReady® Funds	RetirementReady® Funds	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$14.14	.14	2.87	3.01	(.38)	—	(.38)	—	$16.77	21.70	$7,036.25		.90	86
July 31, 2012	14.37	.04	.16	.20	(.43)	—	(.43)	—	14.14	1.62	6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	—	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [e]	13.23	(17.96)	10,108.35		.73	158

Class B
July 31, 2013	$13.06	.04	2.63	2.67	(.30)	—	(.30)	—	$15.43	20.81	$230	1.00	.29	86
July 31, 2012	13.32	(.07)	.15	.08	(.34)	—	(.34)	—	13.06	.84	215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	—	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [e]	12.45	(18.53)	138	1.10	(.14)	158

Class C
July 31, 2013	$13.16	— [e]	2.69	2.69	(.34)	—	(.34)	—	$15.51	20.85	$248	1.00	.02	86
July 31, 2012	13.42	(.07)	.16	.09	(.35)	—	(.35)	—	13.16	.84	62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	—	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
July 31, 2009	16.39	— [e]	(3.15)	(3.15)	—	(.68)	(.68)	— [e]	12.56	(18.55)	13	1.10	.01	158

Class M
July 31, 2013	$13.81	.06	2.81	2.87	(.34)	—	(.34)	—	$16.34	21.10	$21.75		.38	86
July 31, 2012	14.08	(.03)	.16	.13	(.40)	—	(.40)	—	13.81	1.14	13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	—	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [e]	13.03	(18.37)	5.85		.18	158

Class R
July 31, 2013	$14.44	.09	2.95	3.04	(.35)	—	(.35)	—	$17.13	21.40	$2,331.50		.54	86
July 31, 2012	14.68	.01	.16	.17	(.41)	—	(.41)	—	14.44	1.36	1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	—	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [e]	13.49	(18.14)	335.60		.37	158

Class Y
July 31, 2013	$16.57	.19	3.40	3.59	(.42)	—	(.42)	—	$19.74	22.04	$4,939	—	1.04	86
July 31, 2012	16.77	.07	.20	.27	(.47)	—	(.47)	—	16.57	1.86	3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	—	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [e]	15.05	(17.77)	4,366.10		.92	158

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62	RetirementReady® Funds	RetirementReady® Funds	63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$15.48	.16	3.01	3.17	(.31)	—	(.31)	—	$18.34	20.74	$10,268.25		.94	84
July 31, 2012	15.59	.06	.17	.23	(.34)	—	(.34)	—	15.48	1.65	8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	—	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [e]	13.92	(17.02)	13,919.35		.93	158

Class B
July 31, 2013	$14.42	.03	2.81	2.84	(.22)	—	(.22)	—	$17.04	19.87	$694	1.00	.16	84
July 31, 2012	14.56	(.05)	.16	.11	(.25)	—	(.25)	—	14.42	.92	456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	—	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [e]	13.17	(17.66)	226	1.10	.09	158

Class C
July 31, 2013	$14.33	.02	2.79	2.81	(.22)	—	(.22)	—	$16.92	19.80	$279	1.00	.15	84
July 31, 2012	14.49	(.04)	.16	.12	(.28)	—	(.28)	—	14.33	.96	163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	—	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [e]	13.16	(17.62)	38	1.10	(.14)	158

Class M
July 31, 2013	$14.71	.07	2.85	2.92	(.27)	—	(.27)	—	$17.36	20.11	$50.75		.45	84
July 31, 2012	14.77	(.05)	.20	.15	(.21)	—	(.21)	—	14.71	1.15	26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	—	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [e]	13.32	(17.46)	15.85		.13	158

Class R
July 31, 2013	$15.84	.11	3.08	3.19	(.27)	—	(.27)	—	$18.76	20.39	$3,362.50		.66	84
July 31, 2012	15.95	.02	.19	.21	(.32)	—	(.32)	—	15.84	1.46	2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	—	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [e]	14.23	(17.25)	622.60		.46	158

Class Y
July 31, 2013	$17.83	.20	3.49	3.69	(.34)	—	(.34)	—	$21.18	20.99	$6,259	—	1.00	84
July 31, 2012	17.91	.09	.22	.31	(.39)	—	(.39)	—	17.83	1.92	3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	—	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [e]	15.68	(16.83)	6,979.10		1.05	158

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64	RetirementReady® Funds	RetirementReady® Funds	65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$15.83	.17	2.76	2.93	(.21)	—	(.21)	—	$18.55	18.66	$13,868.25		1.00	86
July 31, 2012	16.01	.09	.15	.24	(.42)	—	(.42)	—	15.83	1.73	13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	—	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [e]	13.62	(16.22)	20,418.35		1.12	153

Class B
July 31, 2013	$14.68	.02	2.57	2.59	(.10)	—	(.10)	—	$17.17	17.73	$864	1.00	.11	86
July 31, 2012	14.89	(.02)	.14	.12	(.33)	—	(.33)	—	14.68	.97	642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	—	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [e]	12.80	(16.85)	397	1.10	.23	153

Class C
July 31, 2013	$14.70	.02	2.57	2.59	(.12)	—	(.12)	—	$17.17	17.72	$468	1.00	.13	86
July 31, 2012	14.91	(.01)	.13	.12	(.33)	—	(.33)	—	14.70	.94	264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	—	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [e]	12.83	(16.81)	126	1.10	.08	153

Class M
July 31, 2013	$15.32	(.04)	2.79	2.75	(.14)	—	(.14)	—	$17.93	18.08	$248.75		(.24)	86
July 31, 2012	15.14	(.06)	.24	.18	—	—	—	—	15.32	1.19	32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	—	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [e]	13.75	12.98	65.75		3.69	65
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [e]	12.97	(16.60)	58.85		.63	153

Class R
July 31, 2013	$15.24	.12	2.66	2.78	(.18)	—	(.18)	—	$17.84	18.36	$4,039.50		.72	86
July 31, 2012	15.45	.05	.14	.19	(.40)	—	(.40)	—	15.24	1.46	2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	—	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [e]	13.22	(16.45)	636.60		.61	153

Class Y
July 31, 2013	$18.20	.21	3.21	3.42	(.25)	—	(.25)	—	$21.37	18.95	$10,623	—	1.03	86
July 31, 2012	18.35	.14	.18	.32	(.47)	—	(.47)	—	18.20	1.97	6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	—	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [e]	15.40	(15.98)	9,867.10		1.37	153

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66	RetirementReady® Funds	RetirementReady® Funds	67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$16.16	.17	2.36	2.53	(.17)	—	(.17)	—	$18.52	15.76	$18,538.25		1.01	80
July 31, 2012	16.22	.15	.14	.29	(.35)	—	(.35)	—	16.16	1.95	17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	—	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [e]	13.46	(15.08)	27,113.35		1.33	148

Class B
July 31, 2013	$15.38	.04	2.25	2.29	(.05)	—	(.05)	—	$17.62	14.92	$1,210	1.00	.23	80
July 31, 2012	15.47	.04	.12	.16	(.25)	—	(.25)	—	15.38	1.18	1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	—	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [e]	(.60)	(.60)	— [e]	12.92	(15.74)	642	1.10	.38	148

Class C
July 31, 2013	$15.41	.04	2.25	2.29	(.06)	—	(.06)	—	$17.64	14.90	$742	1.00	.24	80
July 31, 2012	15.50	.04	.13	.17	(.26)	—	(.26)	—	15.41	1.20	550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	—	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [e]	(.60)	(.60)	— [e]	12.97	(15.78)	144	1.10	.25	148

Class M
July 31, 2013	$15.74	.08	2.30	2.38	(.09)	—	(.09)	—	$18.03	15.17	$101.75		.47	80
July 31, 2012	15.52	— [e]	.22	.22	—	—	—	—	15.74	1.42	76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	—	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [e]	14.09	13.19	578.75		3.21	73
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [e]	12.93	(15.53)	612.85		.69	148

Class R
July 31, 2013	$15.33	.12	2.24	2.36	(.13)	—	(.13)	—	$17.56	15.51	$6,169.50		.75	80
July 31, 2012	15.43	.11	.13	.24	(.34)	—	(.34)	—	15.33	1.70	4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	—	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [e]	12.89	(15.33)	582.60		.94	148

Class Y
July 31, 2013	$18.28	.22	2.69	2.91	(.21)	—	(.21)	—	$20.98	16.04	$12,816	—	1.12	80
July 31, 2012	18.31	.21	.16	.37	(.40)	—	(.40)	—	18.28	2.21	6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	—	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [e]	15.06	(14.87)	10,564.10		1.79	148

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68	RetirementReady® Funds	RetirementReady® Funds	69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$17.21	.20	1.92	2.12	(.27)	—	(.27)	—	$19.06	12.44	$23,727.25		1.12	89
July 31, 2012	17.36	.26	.15	.41	(.56)	—	(.56)	—	17.21	2.62	24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	—	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [e]	14.54	(14.28)	33,256.35		1.95	139

Class B
July 31, 2013	$16.12	.05	1.82	1.87	(.15)	—	(.15)	—	$17.84	11.66	$987	1.00	.32	89
July 31, 2012	16.31	.13	.14	.27	(.46)	—	(.46)	—	16.12	1.85	869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	—	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [e]	13.75	(14.87)	777	1.10	1.09	139

Class C
July 31, 2013	$16.14	.05	1.82	1.87	(.14)	—	(.14)	—	$17.87	11.67	$807	1.00	.27	89
July 31, 2012	16.35	.13	.14	.27	(.48)	—	(.48)	—	16.14	1.83	631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	—	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [e]	13.81	(14.88)	196	1.10	.95	139

Class M
July 31, 2013	$16.37	.11	1.83	1.94	(.22)	—	(.22)	—	$18.09	11.95	$226.75		.64	89
July 31, 2012	16.54	.18	.13	.31	(.48)	—	(.48)	—	16.37	2.09	137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	—	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [e]	15.26	12.98	154.75		3.18	79
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [e]	13.95	(14.68)	94.85		1.36	139

Class R
July 31, 2013	$16.13	.14	1.81	1.95	(.23)	—	(.23)	—	$17.85	12.19	$4,692.50		.81	89
July 31, 2012	16.32	.21	.14	.35	(.54)	—	(.54)	—	16.13	2.41	3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	—	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [e]	13.77	(14.49)	1,097.60		1.46	139

Class Y
July 31, 2013	$17.28	.23	1.95	2.18	(.31)	—	(.31)	—	$19.15	12.77	$12,138	—	1.26	89
July 31, 2012	17.45	.30	.15	.45	(.62)	—	(.62)	—	17.28	2.85	8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	—	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [e]	14.61	(14.04)	11,294.10		2.48	139

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70	RetirementReady® Funds	RetirementReady® Funds	71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$16.19	.19	1.27	1.46	(.34)	—	(.34)	—	$17.31	9.12	$22,557.25		1.16	89
July 31, 2012	16.45	.30	.14	.44	(.70)	—	(.70)	—	16.19	2.97	25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	—	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [e]	14.26	(13.00)	35,294.35		3.30	138

Class B
July 31, 2013	$15.60	.06	1.23	1.29	(.23)	—	(.23)	—	$16.66	8.37	$1,235	1.00	.37	89
July 31, 2012	15.90	.18	.13	.31	(.61)	—	(.61)	—	15.60	2.17	943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	—	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [e]	13.84	(13.60)	699	1.10	2.49	138

Class C
July 31, 2013	$15.65	.06	1.23	1.29	(.23)	—	(.23)	—	$16.71	8.30	$1,047	1.00	.35	89
July 31, 2012	15.95	.18	.13	.31	(.61)	—	(.61)	—	15.65	2.19	856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	—	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [e]	13.90	(13.62)	367	1.10	2.27	138

Class M
July 31, 2013	$15.88	.10	1.26	1.36	(.25)	—	(.25)	—	$16.99	8.62	$140.75		.59	89
July 31, 2012	16.14	.24	.11	.35	(.61)	—	(.61)	—	15.88	2.40	133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	—	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [e]	15.16	12.38	234.75		3.08	84
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [e]	14.02	(13.38)	218.85		2.81	138

Class R
July 31, 2013	$15.60	.14	1.23	1.37	(.30)	—	(.30)	—	$16.67	8.86	$4,587.50		.84	89
July 31, 2012	15.89	.26	.13	.39	(.68)	—	(.68)	—	15.60	2.71	3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	—	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [e]	13.87	(13.19)	461.60		3.01	138

Class Y
July 31, 2013	$17.97	.24	1.43	1.67	(.38)	—	(.38)	—	$19.26	9.41	$7,104	—	1.27	89
July 31, 2012	18.19	.40	.13	.53	(.75)	—	(.75)	—	17.97	3.22	3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	—	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [e]	15.65	(12.77)	9,010.10		3.72	138

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72	RetirementReady® Funds	RetirementReady® Funds	73

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2013	$16.51	.19	.84	1.03	(.33)	—	(.33)	—	$17.21	6.31	$16,660.25		1.14	80
July 31, 2012	16.93	.29	.10	.39	(.81)	—	(.81)	—	16.51	2.57	20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	—	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [e]	15.25	(11.40)	46,905.35		4.58	126

Class B
July 31, 2013	$16.00	.05	.84	.89	(.20)	—	(.20)	—	$16.69	5.58	$745	1.00	.28	80
July 31, 2012	16.45	.19	.07	.26	(.71)	—	(.71)	—	16.00	1.82	458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	—	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [e]	14.88	(12.04)	548	1.10	3.68	126

Class C
July 31, 2013	$15.99	.05	.83	.88	(.18)	—	(.18)	—	$16.69	5.53	$383	1.00	.32	80
July 31, 2012	16.44	.21	.05	.26	(.71)	—	(.71)	—	15.99	1.81	439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	—	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [e]	14.88	(12.06)	261	1.10	3.78	126

Class M
July 31, 2013	$16.29	.10	.84	.94	(.25)	—	(.25)	—	$16.98	5.80	$145.75		.61	80
July 31, 2012	16.63	.20	.11	.31	(.65)	—	(.65)	—	16.29	2.06	145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	—	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [e]	15.96	10.65	385.75		2.56	90
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [e]	15.02	(11.82)	262.85		3.75	126

Class R
July 31, 2013	$15.95	.15	.81	.96	(.29)	—	(.29)	—	$16.62	6.09	$2,778.50		.89	80
July 31, 2012	16.40	.25	.09	.34	(.79)	—	(.79)	—	15.95	2.32	2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	—	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [e]	14.88	(11.63)	846.60		3.89	126

Class Y
July 31, 2013	$16.55	.20	.88	1.08	(.37)	—	(.37)	—	$17.26	6.63	$4,377	—	1.18	80
July 31, 2012	16.99	.35	.08	.43	(.87)	—	(.87)	—	16.55	2.84	1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	—	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [e]	15.31	(11.16)	6,133.10		5.14	126

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74	RetirementReady® Funds	RetirementReady® Funds	75

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
July 31, 2013	$16.39	.19	.58	.77	(.18)	(.18)	—	$16.98	4.74	$14,681.25		1.14	138
July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	—	16.39	2.35	18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	(.89)	— [e]	14.92	(5.54)	10,812.35		6.43	137

Class B
July 31, 2013	$16.34	.06	.58	.64	(.12)	(.12)	—	$16.86	3.92	$172	1.00	.35	138
July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	—	16.34	1.59	187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	(.79)	— [e]	14.94	(6.26)	42	1.10	5.61	137

Class C
July 31, 2013	$16.38	.05	.60	.65	(.12)	(.12)	—	$16.91	3.98	$676	1.00	.28	138
July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	—	16.38	1.58	536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	(.79)	— [e]	14.97	(6.25)	127	1.10	6.36	137

Class M
July 31, 2013	$16.43	.14	.59	.73	(.14)	(.14)	—	$17.02	4.47	$313.50		.86	138
July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	—	16.43	2.10	317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	(.36)	— [e]	15.91	8.90	315.75		2.22	136
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	(.82)	— [e]	14.95	(6.04)	394.85		7.15	137

Class R
July 31, 2013	$16.38	.15	.58	.73	(.14)	(.14)	—	$16.97	4.47	$1,002.50		.92	138
July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	—	16.38	2.05	1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	(.41)	— [e]	15.87	9.16	193.50		2.18	136
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	(.85)	— [e]	14.92	(5.79)	77.60		6.10	137

Class Y
July 31, 2013	$16.44	.16	.66	.82	(.22)	(.22)	—	$17.04	5.04	$7,232	—	.93	138
July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	—	16.44	2.60	992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	(.92)	— [e]	14.96	(5.32)	3,239.10		6.81	137

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76	RetirementReady® Funds	RetirementReady® Funds	77

Financial highlights (Continued)

* Not annualized.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

Putnam RetirementReady 2055 Fund	0.28%	7.30%	23.04%	N/A	N/A

Putnam RetirementReady 2050 Fund	0.13	0.15	0.22	0.13%	0.06%

Putnam RetirementReady 2045 Fund	0.12	0.12	0.18	0.08	0.02

Putnam RetirementReady 2040 Fund	0.12	0.12	0.17	0.08	0.02

Putnam RetirementReady 2035 Fund	0.11	0.11	0.08	0.08	0.02

Putnam RetirementReady 2030 Fund	0.11	0.11	0.08	0.08	0.02

Putnam RetirementReady 2025 Fund	0.11	0.10	0.08	0.08	0.02

Putnam RetirementReady 2020 Fund	0.11	0.10	0.08	0.08	0.01

Putnam RetirementReady 2015 Fund	0.11	0.11	0.07	0.07	0.01

Putnam Retirement Income Fund Lifestyle 1	0.12	0.12	0.07	0.25	0.01

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

78	RetirementReady® Funds

Notes to financial statements 7/31/13

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2012 through July 31, 2013.

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam Retiremen-tReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Money Market Fund (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions

RetirementReady® Funds	79

that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

At July 31, 2013, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$4,090,676	N/A	$4,090,676	July 31, 2018

Putnam RetirementReady 2045 Fund	8,869,363	N/A	8,869,363	July 31, 2018

Putnam RetirementReady 2040 Fund	11,607,077	N/A	11,607,077	July 31, 2018

Putnam RetirementReady 2035 Fund	16,641,760	N/A	16,641,760	July 31, 2018

Putnam RetirementReady 2030 Fund	22,531,971	N/A	22,531,971	July 31, 2018

Putnam RetirementReady 2025 Fund	26,528,185	N/A	26,528,185	July 31, 2018

Putnam RetirementReady 2020 Fund	29,439,324	N/A	29,439,324	July 31, 2018

Putnam RetirementReady 2015 Fund	25,364,904	N/A	25,364,904	July 31, 2018

Putnam Retirement Income Fund	2,967,428	N/A	2,967,428	July 31, 2017
Lifestyle 1	3,966,628	N/A	3,966,628	July 31, 2018

80	RetirementReady® Funds

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2055 Fund has elected to defer $1,352 of late year ordinary losses ((i) ordinary losses recognized during the period between January 1, 2013 and July 31, 2013, and (ii) specified ordinary losses recognized during the period between November 1, 2012 and July 31, 2013), to its fiscal year ending July 31, 2014.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2045 Fund has elected to defer $512 of certain losses recognized during the period from November 1, 2012 to July 31, 2013 to its fiscal year ending July 31, 2014.

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent differences for the following funds:

Differences during the period

Putnam RetirementReady 2055 Fund	losses on wash sale transactions, late year loss deferrals,
redesignation of taxable income and reclass of short term capital gain distributions from Underlying Putnam Funds

Putnam RetirementReady 2050 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from Underlying Putnam Funds

Putnam RetirementReady 2045 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from Underlying Putnam Funds

Putnam RetirementReady 2040 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from Underlying Putnam Funds

Putnam RetirementReady 2035 Fund	losses on wash sale transactions and reclass of short term capital gain distributions from Underlying Putnam Funds

Putnam RetirementReady 2030 Fund	losses on wash sale transactions

Putnam RetirementReady 2025 Fund	losses on wash sale transactions

Putnam RetirementReady 2020 Fund	losses on wash sale transactions

Putnam RetirementReady 2015 Fund	losses on wash sale transactions

Putnam Retirement Income Fund Lifestyle 1	losses on wash sale transactions

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund’s reclassified the following amounts:

		Accumulated net
		realized gain/(loss)
	Undistributed net	on investment
	investment income	transactions	Paid-in-capital

Putnam RetirementReady 2055 Fund	$2,896	$(2,896)	$—

Putnam RetirementReady 2050 Fund	26,768	(26,770)	2

Putnam RetirementReady 2045 Fund	29,142	(29,138)	(4)

Putnam RetirementReady 2040 Fund	26,399	(26,398)	(1)

Putnam RetirementReady 2035 Fund	12,444	(12,446)	2

Putnam RetirementReady 2030 Fund	(6)	1	5

Putnam RetirementReady 2025 Fund	1	1	(2)

RetirementReady® Funds	81

		Accumulated net
		realized gain/(loss)
	Undistributed net	on investment
	investment income	transactions	Paid-in-capital

Putnam RetirementReady 2020 Fund	$—	$—	$—

Putnam RetirementReady 2015 Fund	6	—	(6)

Putnam Retirement Income Fund	—	(1)	1
Lifestyle 1

Tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed short-term gain	Undistributed long-term gain	Capital loss carryover	Post-October loss	Late year ordinary loss deferral	Cost for federal income tax purposes

Putnam RetirementReady 2055 Fund

$31,578	$(850)	$30,728	$—	$79,381	$48,958	$—	$—	$(1,352)	$1,242,641

Putnam RetirementReady 2050 Fund

251,674	(4,506)	247,168	39,176	—	—	(4,090,676)	—	—	10,413,345

Putnam RetirementReady 2045 Fund

637,482	(4,683)	632,799	132,191	—	—	(8,869,363)	(512)	—	14,175,119

Putnam RetirementReady 2040 Fund

1,110,573	(13,017)	1,097,556	180,177	—	—	(11,607,077)	—	—	19,819,177

Putnam RetirementReady 2035 Fund

1,837,503	(24,376)	1,813,127	255,092	—	—	(16,641,760)	—	—	28,303,172

Putnam RetirementReady 2030 Fund

2,687,190	(27,594)	2,659,596	325,429	—	—	(22,531,971)	—	—	36,924,513

Putnam RetirementReady 2025 Fund

1,905,846	(43,578)	1,862,268	422,526	—	—	(26,528,185)	—	—	40,721,347

Putnam RetirementReady 2020 Fund

1,126,167	(48,667)	1,077,500	374,248	—	—	(29,439,324)	—	—	35,602,028

Putnam RetirementReady 2015 Fund

469,116	(46,435)	422,681	269,993	—	—	(25,364,904)	—	—	24,671,082

Putnam Retirement Income Fund Lifestyle 1

32,523	(179,531)	(147,008)	4,321	—	—	(6,934,056)	—	—	24,227,129

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2014 to reimburse the funds for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs,

82	RetirementReady® Funds

extraordinary expenses, payments under the funds’ distribution plans and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by
the Manager

Putnam RetirementReady 2055 Fund	$2,490

Putnam RetirementReady 2050 Fund	11,771

Putnam RetirementReady 2045 Fund	15,413

Putnam RetirementReady 2040 Fund	21,844

Putnam RetirementReady 2035 Fund	29,330

Putnam RetirementReady 2030 Fund	37,948

Putnam RetirementReady 2025 Fund	45,030

Putnam RetirementReady 2020 Fund	39,593

Putnam RetirementReady 2015 Fund	29,084

Putnam Retirement Income Fund Lifestyle 1	26,379

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total

Putnam RetirementReady 2055 Fund	$1,097	$252	$508	$126	$101	$2,084

Putnam RetirementReady 2050 Fund	10,409	1,747	1,576	180	6,495	$20,407

Putnam RetirementReady 2045 Fund	16,897	2,210	1,634	140	6,854	$27,735

Putnam RetirementReady 2040 Fund	24,038	5,779	2,060	291	13,681	$45,849

Putnam RetirementReady 2035 Fund	35,483	7,310	3,840	719	15,706	$63,058

Putnam RetirementReady 2030 Fund	46,607	11,036	6,480	653	25,069	$89,845

Putnam RetirementReady 2025 Fund	62,995	9,347	6,845	1,591	19,115	$99,893

Putnam RetirementReady 2020 Fund	63,451	10,678	8,691	1,062	16,995	$100,877

Putnam RetirementReady 2015 Fund	49,079	4,740	4,152	1,111	13,280	$72,362

Putnam Retirement Income Fund	44,112	1,812	6,007	1,559	5,828	$59,318
Lifestyle 1

RetirementReady® Funds	83

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	commissions	commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$377	$41	$91	$—

Putnam RetirementReady 2050 Fund	2,870	35	—	29

Putnam RetirementReady 2045 Fund	3,252	23	598	218

Putnam RetirementReady 2040 Fund	4,349	133	368	139

Putnam RetirementReady 2035 Fund	5,313	582	400	75

Putnam RetirementReady 2030 Fund	9,740	133	2,621	24

Putnam RetirementReady 2025 Fund	14,445	4	361	60

Putnam RetirementReady 2020 Fund	5,154	115	366	33

Putnam RetirementReady 2015 Fund	4,961	31	336	248

Putnam Retirement Income Fund Lifestyle 1	3,713	4	45	47

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A and class M redemptions:

	Class A CDSC	Class M CDSC

Putnam RetirementReady 2055 Fund	$—	$—

Putnam RetirementReady 2050 Fund	2	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	19	—

Putnam RetirementReady 2035 Fund	—	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	—	—

Putnam RetirementReady 2020 Fund	—	—

Putnam RetirementReady 2015 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—

84	RetirementReady® Funds

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2055 Fund	$2,208,029	$1,645,814

Putnam RetirementReady 2050 Fund	11,338,007	9,212,386

Putnam RetirementReady 2045 Fund	12,948,150	10,652,468

Putnam RetirementReady 2040 Fund	18,273,454	15,165,305

Putnam RetirementReady 2035 Fund	25,934,344	22,776,938

Putnam RetirementReady 2030 Fund	31,723,783	27,660,627

Putnam RetirementReady 2025 Fund	36,337,106	35,904,990

Putnam RetirementReady 2020 Fund	31,756,896	31,699,296

Putnam RetirementReady 2015 Fund	20,639,780	22,872,842

Putnam Retirement Income Fund Lifestyle 1	33,566,724	31,531,478

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	28,538	$306,458	62,470	$578,886

Shares issued in connection with
reinvestment of distributions	951	9,590	1,143	10,266

	29,489	316,048	63,613	589,152

Shares repurchased	(17,714)	(197,190)	(49,242)	(446,291)

Net increase	11,775	$118,858	14,371	$142,861

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	1,344	$13,511	191	$1,767

Shares issued in connection with
reinvestment of distributions	47	474	37	336

	1,391	13,985	228	2,103

Shares repurchased	(185)	(2,033)	(656)	(5,960)

Net increase (decrease)	1,206	$11,952	(428)	$(3,857)

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	2,585	$28,000	2,271	$20,958

Shares issued in connection with
reinvestment of distributions	80	801	116	1,038

	2,665	28,801	2,387	21,996

Shares repurchased	(9)	(95)	(91)	(849)

Net increase	2,656	$28,706	2,296	$21,147

RetirementReady® Funds	85

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	1,348	$15,099	66	$584

Shares issued in connection with
reinvestment of distributions	21	208	36	328

	1,369	15,307	102	912

Shares repurchased	—	—	(175)	(1,480)

Net increase (decrease)	1,369	$15,307	(73)	$(568)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	2,894	$32,248	529	$4,667

Shares issued in connection with
reinvestment of distributions	34	345	55	498

	2,928	32,593	584	5,165

Shares repurchased	—	—	(124)	(1,178)

Net increase	2,928	$32,593	460	$3,987

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	52,685	$566,857	23,679	$224,316

Shares issued in connection with
reinvestment of distributions	819	8,259	309	2,776

	53,504	575,116	23,988	227,092

Shares repurchased	(24,676)	(257,928)	(6,194)	(58,650)

Net increase	28,828	$317,188	17,794	$168,442

At the close of the reporting period, two shareholders of record owned 7.75% and 14.94%, respectively of the outstanding shares of Putnam RetirementReady 2055 Fund.

Putnam RetirementReady 2050 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	124,956	$1,731,451	137,742	$1,683,865

Shares issued in connection with
reinvestment of distributions	3,864	50,889	10,823	125,549

	128,820	1,782,340	148,565	1,809,414

Shares repurchased	(142,689)	(2,029,134)	(189,384)	(2,294,421)

Net decrease	(13,869)	$(246,794)	(40,819)	$(485,007)

86	RetirementReady® Funds

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	2,835	$38,285	4,564	$51,899

Shares issued in connection with
reinvestment of distributions	67	879	406	4,681

	2,902	39,164	4,970	56,580

Shares repurchased	(1,364)	(18,640)	(2,789)	(32,692)

Net increase	1,538	$20,524	2,181	$23,888

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	5,403	$74,432	2,753	$33,184

Shares issued in connection with
reinvestment of distributions	75	970	230	2,635

	5,478	75,402	2,983	35,819

Shares repurchased	(731)	(10,259)	(583)	(6,855)

Net increase	4,747	$65,143	2,400	$28,964

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	938	$13,482	1,281	$15,599

Shares issued in connection with
reinvestment of distributions	12	161	21	248

	950	13,643	1,302	15,847

Shares repurchased	(380)	(5,601)	(6,935)	(76,307)

Net increase (decrease)	570	$8,042	(5,633)	$(60,460)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	82,730	$1,162,128	43,357	$508,718

Shares issued in connection with
reinvestment of distributions	991	12,884	2,494	28,583

	83,721	1,175,012	45,851	537,301

Shares repurchased	(23,485)	(323,847)	(17,202)	(202,171)

Net increase	60,236	$851,165	28,649	$335,130

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	116,644	$1,661,085	61,399	$750,288

Shares issued in connection with
reinvestment of distributions	2,814	37,120	6,708	77,945

	119,458	1,698,205	68,107	828,233

Shares repurchased	(50,125)	(700,265)	(87,866)	(1,003,948)

Net increase (decrease)	69,333	$997,940	(19,759)	$(175,715)

RetirementReady® Funds	87

Putnam RetirementReady 2045 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	152,524	$2,353,743	147,675	$2,001,292

Shares issued in connection with
reinvestment of distributions	11,368	165,865	15,280	199,248

	163,892	2,519,608	162,955	2,200,540

Shares repurchased	(172,543)	(2,693,693)	(345,958)	(4,694,279)

Net decrease	(8,651)	$(174,085)	(183,003)	$(2,493,739)

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	4,701	$66,543	6,447	$84,138

Shares issued in connection with
reinvestment of distributions	390	5,261	317	3,832

	5,091	71,804	6,764	87,970

Shares repurchased	(6,614)	(91,415)	(2,319)	(29,089)

Net increase (decrease)	(1,523)	$(19,611)	4,445	$58,881

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	12,709	$180,672	2,039	$26,173

Shares issued in connection with
reinvestment of distributions	262	3,545	84	1,020

	12,971	184,217	2,123	27,193

Shares repurchased	(1,698)	(24,271)	(461)	(5,959)

Net increase	11,273	$159,946	1,662	$21,234

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	569	$8,489	451	$6,002

Shares issued in connection with
reinvestment of distributions	29	415	27	350

	598	8,904	478	6,352

Shares repurchased	(261)	(4,209)	(170)	(2,202)

Net increase	337	$4,695	308	$4,150

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	82,174	$1,332,684	28,606	$395,489

Shares issued in connection with
reinvestment of distributions	1,877	28,004	2,213	29,498

	84,051	1,360,688	30,819	424,987

Shares repurchased	(23,089)	(366,254)	(24,661)	(350,431)

Net increase	60,962	$994,434	6,158	$74,556

88	RetirementReady® Funds

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	87,141	$1,602,567	63,830	$1,020,289

Shares issued in connection with
reinvestment of distributions	4,775	81,839	5,001	76,315

	91,916	1,684,406	68,831	1,096,604

Shares repurchased	(37,635)	(677,441)	(233,124)	(3,376,657)

Net increase	54,281	$1,006,965	(164,293)	$(2,280,053)

Putnam RetirementReady 2040 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	211,496	$3,560,346	200,390	$2,971,147

Shares issued in connection with
reinvestment of distributions	10,905	175,128	13,509	192,904

	222,401	3,735,474	213,899	3,164,051

Shares repurchased	(191,117)	(3,271,892)	(443,519)	(6,533,055)

Net increase (decrease)	31,284	$463,582	(229,620)	$(3,369,004)

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	11,406	$179,686	3,954	$54,700

Shares issued in connection with
reinvestment of distributions	519	7,777	577	7,703

	11,925	187,463	4,531	62,403

Shares repurchased	(2,787)	(44,454)	(2,739)	(38,301)

Net increase	9,138	$143,009	1,792	$24,102

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	9,459	$147,478	4,073	$56,109

Shares issued in connection with
reinvestment of distributions	190	2,824	235	3,122

	9,649	150,302	4,308	59,231

Shares repurchased	(4,564)	(69,259)	(2,345)	(32,937)

Net increase	5,085	$81,043	1,963	$26,294

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	1,378	$21,827	1,607	$22,752

Shares issued in connection with
reinvestment of distributions	44	674	15	209

	1,422	22,501	1,622	22,961

Shares repurchased	(300)	(4,825)	(1,958)	(25,727)

Net increase (decrease)	1,122	$17,676	(336)	$(2,766)

RetirementReady® Funds	89

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	83,033	$1,452,293	44,275	$667,959

Shares issued in connection with
reinvestment of distributions	2,578	42,406	2,818	41,230

	85,611	1,494,699	47,093	709,189

Shares repurchased	(51,761)	(913,806)	(30,712)	(462,378)

Net increase	33,850	$580,893	16,381	$246,811

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	128,983	$2,565,855	66,318	$1,141,462

Shares issued in connection with
reinvestment of distributions	3,825	70,835	4,991	81,944

	132,808	2,636,690	71,309	1,223,406

Shares repurchased	(58,573)	(1,130,880)	(426,141)	(6,625,044)

Net increase (decrease)	74,235	$1,505,810	(354,832)	$(5,401,638)

Putnam RetirementReady 2035 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	263,458	$4,516,209	271,775	$4,132,607

Shares issued in connection with
reinvestment of distributions	10,761	177,130	26,084	381,091

	274,219	4,693,339	297,859	4,513,698

Shares repurchased	(359,896)	(6,283,184)	(627,908)	(9,524,609)

Net decrease	(85,677)	$(1,589,845)	(330,049)	$(5,010,911)

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	12,427	$201,277	8,053	$114,974

Shares issued in connection with
reinvestment of distributions	278	4,254	961	13,075

	12,705	205,531	9,014	128,049

Shares repurchased	(6,093)	(97,706)	(5,195)	(73,248)

Net increase	6,612	$107,825	3,819	$54,801

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	13,977	$216,510	4,134	$58,116

Shares issued in connection with
reinvestment of distributions	177	2,715	431	5,874

	14,154	219,225	4,565	63,990

Shares repurchased	(4,838)	(75,064)	(5,316)	(73,572)

Net increase (decrease)	9,316	$144,161	(751)	$(9,582)

90	RetirementReady® Funds

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	12,860	$222,803	2,382	$35,951

Shares issued in connection with
reinvestment of distributions	20	313	—	—

	12,880	223,116	2,382	35,951

Shares repurchased	(1,124)	(19,890)	(5,297)	(71,491)

Net increase (decrease)	11,756	$203,226	(2,915)	$(35,540)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	102,174	$1,712,629	61,403	$888,091

Shares issued in connection with
reinvestment of distributions	2,140	33,912	4,756	67,006

	104,314	1,746,541	66,159	955,097

Shares repurchased	(51,757)	(872,394)	(45,102)	(659,602)

Net increase	52,557	$874,147	21,057	$295,495

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	214,619	$4,366,878	102,117	$1,768,656

Shares issued in connection with
reinvestment of distributions	4,412	83,524	9,887	165,898

	219,031	4,450,402	112,004	1,934,554

Shares repurchased	(54,803)	(1,101,917)	(527,834)	(8,535,022)

Net increase (decrease)	164,228	$3,348,485	(415,830)	$(6,600,468)

Putnam RetirementReady 2030 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	296,378	$5,143,445	309,321	$4,790,155

Shares issued in connection with
reinvestment of distributions	10,968	183,392	27,957	418,234

	307,346	5,326,837	337,278	5,208,389

Shares repurchased	(398,484)	(6,999,413)	(875,125)	(13,521,663)

Net decrease	(91,138)	$(1,672,576)	(537,847)	$(8,313,274)

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	19,765	$331,196	15,284	$228,895

Shares issued in connection with
reinvestment of distributions	195	3,111	1,114	15,932

	19,960	334,307	16,398	244,827

Shares repurchased	(18,788)	(311,943)	(14,552)	(217,128)

Net increase	1,172	$22,364	1,846	$27,699

RetirementReady® Funds	91

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	11,955	$199,389	9,025	$135,339

Shares issued in connection with
reinvestment of distributions	144	2,305	651	9,323

	12,099	201,694	9,676	144,662

Shares repurchased	(5,728)	(95,833)	(10,015)	(152,194)

Net increase (decrease)	6,371	$105,861	(339)	$(7,532)

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	802	$13,783	1,486	$22,079

Shares issued in connection with
reinvestment of distributions	27	446	—	—

	829	14,229	1,486	22,079

Shares repurchased	(10)	(169)	(34,759)	(475,351)

Net increase (decrease)	819	$14,060	(33,273)	$(453,272)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	120,128	$2,007,902	108,944	$1,554,420

Shares issued in connection with
reinvestment of distributions	2,591	41,139	6,479	92,131

	122,719	2,049,041	115,423	1,646,551

Shares repurchased	(70,125)	(1,162,996)	(34,935)	(526,974)

Net increase	52,594	$886,045	80,488	$1,119,577

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	285,683	$5,729,054	107,472	$1,872,128

Shares issued in connection with
reinvestment of distributions	4,478	84,720	9,361	158,198

	290,161	5,813,774	116,833	2,030,326

Shares repurchased	(57,874)	(1,130,715)	(538,973)	(8,816,511)

Net increase (decrease)	232,287	$4,683,059	(422,140)	$(6,786,185)

Putnam RetirementReady 2025 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	362,683	$6,610,436	434,734	$7,228,269

Shares issued in connection with
reinvestment of distributions	21,997	386,262	49,196	788,118

	384,680	6,996,698	483,930	8,016,387

Shares repurchased	(556,985)	(10,277,721)	(981,975)	(16,276,554)

Net decrease	(172,305)	$(3,281,023)	(498,045)	$(8,260,167)

92	RetirementReady® Funds

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	9,500	$161,608	11,440	$177,715

Shares issued in connection with
reinvestment of distributions	480	7,930	1,689	25,474

	9,980	169,538	13,129	203,189

Shares repurchased	(8,563)	(147,681)	(16,234)	(255,149)

Net increase (decrease)	1,417	$21,857	(3,105)	$(51,960)

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	14,045	$242,703	14,652	$228,779

Shares issued in connection with
reinvestment of distributions	308	5,093	1,028	15,519

	14,353	247,796	15,680	244,298

Shares repurchased	(8,324)	(138,810)	(8,198)	(124,765)

Net increase	6,029	$108,986	7,482	$119,533

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	4,565	$76,999	2,502	$39,427

Shares issued in connection with
reinvestment of distributions	167	2,783	275	4,205

	4,732	79,782	2,777	43,632

Shares repurchased	(611)	(10,692)	(4,258)	(65,161)

Net increase (decrease)	4,121	$69,090	(1,481)	$(21,529)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	110,277	$1,894,167	64,032	$992,605

Shares issued in connection with
reinvestment of distributions	3,013	49,618	7,862	118,241

	113,290	1,943,785	71,894	1,110,846

Shares repurchased	(63,941)	(1,090,566)	(66,196)	(1,042,626)

Net increase	49,349	$853,219	5,698	$68,220

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	301,261	$5,614,303	139,153	$2,343,898

Shares issued in connection with
reinvestment of distributions	7,996	140,891	17,099	274,787

	309,257	5,755,194	156,252	2,618,685

Shares repurchased	(161,498)	(2,942,361)	(443,783)	(7,047,710)

Net increase (decrease)	147,759	$2,812,833	(287,531)	$(4,429,025)

At the close of the reporting period, a shareholder of record owned 6.57% of the outstanding shares of Putnam RetirementReady 2025 Fund.

RetirementReady® Funds	93

Putnam RetirementReady 2020 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	385,076	$6,458,916	410,269	$6,494,648

Shares issued in connection with
reinvestment of distributions	31,504	513,512	72,256	1,096,118

	416,580	6,972,428	482,525	7,590,766

Shares repurchased	(686,627)	(11,624,570)	(946,479)	(14,961,498)

Net decrease	(270,047)	$(4,652,142)	(463,954)	$(7,370,732)

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	18,160	$296,262	15,136	$232,249

Shares issued in connection with
reinvestment of distributions	942	14,838	2,139	31,417

	19,102	311,100	17,275	263,666

Shares repurchased	(5,343)	(86,455)	(7,685)	(117,315)

Net increase	13,759	$224,645	9,590	$146,351

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	20,514	$332,708	15,120	$231,373

Shares issued in connection with
reinvestment of distributions	740	11,693	1,853	27,309

	21,254	344,401	16,973	258,682

Shares repurchased	(13,284)	(213,923)	(8,217)	(124,149)

Net increase	7,970	$130,478	8,756	$134,533

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	5,242	$88,250	440	$6,765

Shares issued in connection with
reinvestment of distributions	120	1,918	423	6,310

	5,362	90,168	863	13,075

Shares repurchased	(5,503)	(91,753)	(5,646)	(86,032)

Net decrease	(141)	$(1,585)	(4,783)	$(72,957)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	121,121	$1,971,376	60,475	$920,948

Shares issued in connection with
reinvestment of distributions	3,756	59,037	9,778	143,151

	124,877	2,030,413	70,253	1,064,099

Shares repurchased	(43,929)	(714,226)	(75,530)	(1,156,196)

Net increase (decrease)	80,948	$1,316,187	(5,277)	$(92,097)

94	RetirementReady® Funds

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	208,689	$3,972,501	41,342	$718,352

Shares issued in connection with
reinvestment of distributions	4,070	73,667	11,540	194,103

	212,759	4,046,168	52,882	912,455

Shares repurchased	(38,622)	(722,474)	(432,371)	(7,304,726)

Net increase (decrease)	174,137	$3,323,694	(379,489)	$(6,392,271)

At the close of the reporting period, a shareholder of record owned 6.87% of the outstanding shares of Putnam RetirementReady 2020 Fund.

Putnam RetirementReady 2015 Fund

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	188,752	$3,194,344	313,849	$5,105,869

Shares issued in connection with
reinvestment of distributions	23,726	392,198	63,119	984,653

	212,478	3,586,542	376,968	6,090,522

Shares repurchased	(493,565)	(8,410,028)	(886,677)	(14,474,353)

Net decrease	(281,087)	$(4,823,486)	(509,709)	$(8,383,831)

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	25,180	$414,397	8,369	$132,091

Shares issued in connection with
reinvestment of distributions	312	5,027	1,368	20,775

	25,492	419,424	9,737	152,866

Shares repurchased	(9,518)	(156,028)	(10,541)	(166,815)

Net increase (decrease)	15,974	$263,396	(804)	$(13,949)

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	6,974	$113,936	4,837	$75,847

Shares issued in connection with
reinvestment of distributions	264	4,258	1,295	19,650

	7,238	118,194	6,132	95,497

Shares repurchased	(11,692)	(191,469)	(19,366)	(304,553)

Net decrease	(4,454)	$(73,275)	(13,234)	$(209,056)

RetirementReady® Funds	95

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	387	$6,561	278	$4,416

Shares issued in connection with
reinvestment of distributions	134	2,199	408	6,293

	521	8,760	686	10,709

Shares repurchased	(886)	(14,926)	(11,566)	(181,659)

Net decrease	(365)	$(6,166)	(10,880)	$(170,950)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	63,145	$1,032,465	60,405	$946,163

Shares issued in connection with
reinvestment of distributions	3,044	48,642	8,666	130,764

	66,189	1,081,107	69,071	1,076,927

Shares repurchased	(62,264)	(1,025,691)	(77,866)	(1,233,179)

Net increase (decrease)	3,925	$55,416	(8,795)	$(156,252)

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	178,970	$3,079,610	37,077	$604,322

Shares issued in connection with
reinvestment of distributions	2,396	39,651	8,244	128,681

	181,366	3,119,261	45,321	733,003

Shares repurchased	(32,882)	(556,371)	(299,622)	(4,785,079)

Net increase (decrease)	148,484	$2,562,890	(254,301)	$(4,052,076)

At the close of the reporting period, a shareholder of record owned 6.69% of the outstanding shares of Putnam RetirementReady 2015 Fund.

Putnam Retirement Income Fund Lifestyle 1

	Year ended 7/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	356,126	$5,970,109	419,483	$6,694,373

Shares issued in connection with
reinvestment of distributions	11,888	196,971	20,507	321,700

	368,014	6,167,080	439,990	7,016,073

Shares repurchased	(601,952)	(10,187,379)	(634,347)	(10,118,490)

Net decrease	(233,938)	$(4,020,299)	(194,357)	$(3,102,417)

96	RetirementReady® Funds

	Year ended 7/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	682	$11,394	800	$12,804

Shares issued in connection with
reinvestment of distributions	78	1,285	131	2,049

	760	12,679	931	14,853

Shares repurchased	(2,022)	(33,839)	(2,110)	(33,841)

Net decrease	(1,262)	$(21,160)	(1,179)	$(18,988)

	Year ended 7/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	12,831	$215,054	6,413	$102,336

Shares issued in connection with
reinvestment of distributions	248	4,087	394	6,158

	13,079	219,141	6,807	108,494

Shares repurchased	(5,794)	(96,818)	(4,465)	(70,686)

Net increase	7,285	$122,323	2,342	$37,808

	Year ended 7/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	1,286	$21,669	257	$4,118

Shares issued in connection with
reinvestment of distributions	160	2,655	298	4,680

	1,446	24,324	555	8,798

Shares repurchased	(2,363)	(39,443)	(1,328)	(21,135)

Net decrease	(917)	$(15,119)	(773)	$(12,337)

	Year ended 7/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	20,628	$345,842	26,334	$420,770

Shares issued in connection with
reinvestment of distributions	636	10,499	1,335	20,869

	21,264	356,341	27,669	441,639

Shares repurchased	(36,849)	(619,871)	(38,984)	(626,094)

Net decrease	(15,585)	$(263,530)	(11,315)	$(184,455)

RetirementReady® Funds	97

	Year ended 7/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	420,208	$7,181,429	16,823	$267,737

Shares issued in connection with
reinvestment of distributions	1,607	27,025	2,730	42,915

	421,815	7,208,454	19,553	310,652

Shares repurchased	(57,609)	(976,974)	(298,179)	(4,669,987)

Net increase (decrease)	364,206	$6,231,480	(278,626)	$(4,359,335)

At the close of the reporting period, a shareholder of record owned 20.33% of the outstanding shares of Putnam Retirement Income Fund Lifestyle 1.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage	Value at the
		of shares	end of the
	Shares owned	outstanding	reporting period

Putnam RetirementReady 2055 Fund class B	1,128	46.02%	$13,107

Putnam RetirementReady 2055 Fund class C	1,135	17.71%	$13,098

Putnam RetirementReady 2055 Fund class M	1,132	45.63%	$13,188

Putnam RetirementReady 2055 Fund class R	1,140	25.54%	$13,281

Putnam RetirementReady 2050 Fund class M	97	4.88%	$1,491

Putnam RetirementReady 2050 Fund class Y	1,017	0.39%	$15,530

Putnam RetirementReady 2045 Fund class M	69	5.39%	$1,127

Putnam RetirementReady 2045 Fund class Y	765	0.31%	$15,101

Putnam RetirementReady 2035 Fund class M	1,228	8.89%	$22,018

98	RetirementReady® Funds

Note 5: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

Putnam RetirementReady 2055 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,907	$14,093	$9,757	$51	$—	$7,289

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	12,946	49,635	35,809	157	—	27,119

Putnam Absolute Return
700 Fund Class Y	44,261	168,743	122,076	214	—	92,847

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	430,108	1,618,126	1,206,789	7,026	49,931	936,687

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	94,212	344,316	261,277	1,880	—	203,763

Putnam Money Market
Fund Class A	2,653	13,116	10,106	—	—	5,664

Totals	$587,087	$2,208,029	$1,645,814	$9,328	$49,931	$1,273,369

RetirementReady® Funds	99

Putnam RetirementReady 2050 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$50,465	$100,688	$70,530	$677	$—	$81,348

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	160,574	257,270	194,473	1,551	—	227,035

Putnam Absolute Return
700 Fund Class Y	549,021	871,623	662,977	2,109	—	777,314

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	5,166,863	7,680,964	6,406,849	64,945	461,554	7,342,040

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	1,321,947	2,349,870	1,813,650	23,797	—	2,186,715

Putnam Money Market
Fund Class A	32,377	77,592	63,907	3	—	46,061

Totals	$7,281,247	$11,338,007	$9,212,386	$93,082	$461,554	$10,660,513

100	RetirementReady® Funds

Putnam RetirementReady 2045 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$137,371	$222,574	$149,704	$1,802	$—	$212,159

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	235,366	296,049	220,860	2,203	—	315,766

Putnam Absolute Return
700 Fund Class Y	804,772	1,001,418	752,933	2,995	—	1,081,104

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	5,931,389	6,722,987	5,836,758	70,676	502,367	7,794,908

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	3,522,420	4,611,892	3,615,567	59,574	—	5,339,962

Putnam Money Market
Fund Class A	47,435	93,230	76,646	9	—	64,019

Totals	$10,678,753	$12,948,150	$10,652,468	$137,259	$502,367	$14,807,918

RetirementReady® Funds	101

Putnam RetirementReady 2040 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$328,083	$520,929	$353,601	$4,293	$—	$500,119

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	332,159	486,829	339,735	3,435	—	487,262

Putnam Absolute Return
700 Fund Class Y	1,135,720	1,416,479	1,063,834	4,280	—	1,529,279

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	5,600,251	6,092,477	5,598,626	64,038	455,106	7,000,287

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	7,614,823	9,618,039	7,693,943	127,289	—	11,310,365

Putnam Money Market
Fund Class A	66,287	138,701	115,566	18	—	89,421

Totals	$15,077,323	$18,273,454	$15,165,305	$203,353	$455,106	$20,916,733

102	RetirementReady® Funds

Putnam RetirementReady 2035 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$566,710	$683,717	$535,585	$6,413	$—	$722,223

Putnam Absolute Return
300 Fund Class Y	45,948	151,480	83,870	1,792	—	116,099

Putnam Absolute Return
500 Fund Class Y	872,168	1,133,782	853,342	8,552	—	1,172,814

Putnam Absolute Return
700 Fund Class Y	1,956,684	2,541,501	1,919,559	7,673	—	2,650,259

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	437,130	1,379,757	794,988	15,778	—	1,141,040

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	3,112,075	2,810,748	3,171,268	30,194	214,582	3,197,732

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	15,617,230	16,610,062	14,974,224	239,446	—	20,609,473

Putnam Money Market
Fund Class A	327,465	623,297	444,102	39	—	506,659

Totals	$22,935,410	$25,934,344	$22,776,938	$309,887	$214,582	$30,116,299

RetirementReady® Funds	103

Putnam RetirementReady 2030 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$852,209	$1,011,494	$729,746	$10,214	$—	$1,145,225

Putnam Absolute Return
300 Fund Class Y	524,428	893,028	554,759	13,672	—	882,116

Putnam Absolute Return
500 Fund Class Y	1,602,592	1,697,199	1,282,698	15,040	—	2,053,158

Putnam Absolute Return
700 Fund Class Y	3,431,148	3,886,105	2,850,363	13,354	—	4,590,799

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	4,881,146	7,995,984	5,219,257	125,562	—	8,607,927

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	18,687,735	15,133,158	16,210,143	244,890	—	21,178,362

Putnam Money Market
Fund Class A	833,368	1,106,815	813,661	95	—	1,126,522

Totals	$30,812,626	$31,723,783	$27,660,627	$422,827	$—	$39,584,109

104	RetirementReady® Funds

Putnam RetirementReady 2025 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,420,996	$1,528,267	$1,315,477	$16,251	$—	$1,651,807

Putnam Absolute Return
300 Fund Class Y	1,894,801	2,287,932	1,874,826	40,436	—	2,364,828

Putnam Absolute Return
500 Fund Class Y	2,536,684	2,913,871	2,404,219	25,055	—	3,102,118

Putnam Absolute Return
700 Fund Class Y	5,126,434	4,793,486	4,403,961	18,227	—	5,684,199

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	16,282,805	16,961,655	15,618,200	333,636	—	20,139,619

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	380,046	344,471	327,533	7,338	—	423,051

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	8,828,360	5,870,085	8,556,246	97,670	—	7,586,221

Putnam Money Market
Fund Class A	1,398,961	1,637,339	1,404,528	118	—	1,631,772

Totals	$37,869,087	$36,337,106	$35,904,990	$538,731	$—	$42,583,615

RetirementReady® Funds	105

Putnam RetirementReady 2020 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,675,095	$1,663,235	$1,496,515	$18,680	$—	$1,862,908

Putnam Absolute Return
300 Fund Class Y	3,089,974	3,247,217	2,862,148	62,103	—	3,563,325

Putnam Absolute Return
500 Fund Class Y	3,969,107	4,667,170	3,817,242	40,423	—	4,909,116

Putnam Absolute Return
700 Fund Class Y	4,457,313	3,628,169	3,734,261	14,687	—	4,492,246

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	16,187,606	12,062,648	14,784,186	279,100	—	15,568,340

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	2,894,610	4,721,961	3,429,464	74,609	—	4,440,471

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,652,106	1,766,496	1,575,480	166	—	1,843,122

Totals	$33,925,811	$31,756,896	$31,699,296	$489,768	$—	$36,679,528

106	RetirementReady® Funds

Putnam RetirementReady 2015 Fund

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,695,428	$1,556,385	$1,497,164	$19,436	$—	$1,775,767

Putnam Absolute Return
300 Fund Class Y	3,671,515	3,354,901	3,262,933	73,539	—	3,865,788

Putnam Absolute Return
500 Fund Class Y	5,645,138	4,960,458	4,818,813	53,086	—	5,909,177

Putnam Absolute Return
700 Fund Class Y	1,930,862	1,127,668	1,628,941	5,292	—	1,483,843

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	5,111,396	2,689,720	4,696,243	74,024	—	3,668,380

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	6,424,233	5,701,367	5,662,986	127,403	—	6,924,648

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,522,641	1,249,281	1,305,762	81	—	1,466,160

Totals	$26,001,213	$20,639,780	$22,872,842	$352,861	$—	$25,093,763

RetirementReady® Funds	107

Putnam Retirement Income Fund Lifestyle 1

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,892,189	$3,051,207	$2,828,484	$20,477	$—	$2,138,822

Putnam Absolute Return
300 Fund Class Y	4,474,680	7,038,561	6,619,457	83,429	—	5,013,807

Putnam Absolute Return
500 Fund Class Y	6,386,624	10,062,078	9,348,095	56,881	—	7,236,108

Putnam Absolute Return
700 Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	7,265,865	11,319,769	10,809,096	142,875	—	8,275,855

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,246,766	2,095,109	1,926,346	85	—	1,415,529

Totals	$21,266,124	$33,566,724	$31,531,478	$303,747	$—	$24,080,121

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The underlying Putnam Funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

108	RetirementReady® Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, Putnam RetirementReady 2055 Fund hereby designates $49,090 as a capital gain dividend with respect to the taxable year ended July 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Each designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %

Putnam RetirementReady 2055 Fund	2.25%

Putnam RetirementReady 2050 Fund	25.75

Putnam RetirementReady 2045 Fund	44.74

Putnam RetirementReady 2040 Fund	71.31

Putnam RetirementReady 2035 Fund	100.00

Putnam RetirementReady 2030 Fund	100.00

Putnam RetirementReady 2025 Fund	92.86

Putnam RetirementReady 2020 Fund	75.08

Putnam RetirementReady 2015 Fund	49.03

Putnam Retirement Income Fund Lifestyle 1	32.18

For the reporting period ended, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %

Putnam RetirementReady 2055 Fund	13.23%

Putnam RetirementReady 2050 Fund	100.00

Putnam RetirementReady 2045 Fund	100.00

Putnam RetirementReady 2040 Fund	100.00

Putnam RetirementReady 2035 Fund	100.00

Putnam RetirementReady 2030 Fund	100.00

Putnam RetirementReady 2025 Fund	83.55

Putnam RetirementReady 2020 Fund	72.21

Putnam RetirementReady 2015 Fund	63.24

Putnam Retirement Income Fund Lifestyle 1	55.21

The Form 1099 that will be mailed to you in January 2014 will show the tax status of all distributions paid to your account in calendar 2013.

RetirementReady® Funds	109

About the Trustees

Independent Trustees

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.

Other directorships: RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Colorado. Member of the Investment Committee, the Denver Foundation.

Other directorships: SM Energy Company, a domestic exploration and production company; UNS Energy Corporation, an Arizona utility; Cody Resources Management, a private company in the energy and ranching businesses

Jameson A. Baxter

Born 1943, Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011

Principal occupations during past five years: President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.

Charles B. Curtis

Born 1940, Trustee since 2001

Principal occupations during past five years: Senior Advisor to the Center for Strategic and International Studies. President Emeritus and former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board.

Other directorships: Southern California Edison, a regulated electric utility, and its parent company, Edison International

Robert J. Darretta

Born 1946, Trustee since 2007

Principal occupations during past five years: From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.

Other directorships: UnitedHealth Group, a diversified health-care company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Anne Ray Charitable Trust's Investment Committee, Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy

John A. Hill

Born 1942, Trustee since 1985 and Chairman from 2000 to 2011

Principal occupations during past five years: Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.

Other directorships: Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

110	RetirementReady® Funds

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2013, there were 116 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

RetirementReady® Funds	111

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Janet C. Smith (Born 1965)
Executive Vice President, Principal Executive	Vice President, Principal Accounting Officer,
Officer, and Compliance Liaison	and Assistant Treasurer
Since 2004	Since 2007
Director of Fund Administration Services,
Steven D. Krichmar (Born 1958)	Putnam Investments and Putnam Management
Vice President and Principal Financial Officer
Since 2002	Susan G. Malloy (Born 1957)
Chief of Operations, Putnam Investments and	Vice President and Assistant Treasurer
Putnam Management	Since 2007
Director of Accounting & Control Services,
Robert T. Burns (Born 1961)	Putnam Investments and Putnam Management
Vice President and Chief Legal Officer
Since 2011	James P. Pappas (Born 1953)
General Counsel, Putnam Investments, Putnam	Vice President
Management, and Putnam Retail Management	Since 2004
Director of Trustee Relations,
Robert R. Leveille (Born 1969)	Putnam Investments and Putnam Management
Vice President and Chief Compliance Officer
Since 2007	Mark C. Trenchard (Born 1962)
Chief Compliance Officer, Putnam Investments,	Vice President and BSA Compliance Officer
Putnam Management, and Putnam Retail	Since 2002
Management	Director of Operational Compliance,
Putnam Investments and Putnam
Michael J. Higgins (Born 1976)	Retail Management
Vice President, Treasurer, and Clerk
Since 2010	Nancy E. Florek (Born 1957)
Manager of Finance, Dunkin’ Brands (2008–	Vice President, Director of Proxy Voting and
2010); Senior Financial Analyst, Old Mutual Asset	Corporate Governance, Assistant Clerk,
Management (2007–2008); Senior Financial	and Associate Treasurer
Analyst, Putnam Investments (1999–2007)	Since 2000

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

112	RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President, Treasurer,
Investment Sub-Manager	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Janet C. Smith
London, England SW1A 1LD	Paul L. Joskow	Vice President,
	Kenneth R. Leibler	Principal Accounting Officer,
Marketing Services	Robert E. Patterson	and Assistant Treasurer
Putnam Retail Management	George Putnam, III
One Post Office Square	Robert L. Reynolds	Susan G. Malloy
Boston, MA 02109	W. Thomas Stephens	Vice President and
Assistant Treasurer
Custodian	Officers
State Street Bank	Robert L. Reynolds	James P. Pappas
and Trust Company	President	Vice President

Legal Counsel	Jonathan S. Horwitz	Mark C. Trenchard
Ropes & Gray LLP	Executive Vice President,	Vice President and
	Principal Executive Officer, and	BSA Compliance Officer
Auditors	Compliance Liaison
PricewaterhouseCoopers LLP		Nancy E. Florek
	Steven D. Krichmar	Vice President, Director of
	Vice President and	Proxy Voting and Corporate
	Principal Financial Officer	Governance, Assistant Clerk,
and Associate Treasurer
Robert T. Burns
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this Microsoft Tag barcode to update your mailing options.

AN097
282837 9/13

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2013, the Code of Ethics of Putnam Investment Management, LLC was amended. The changes to the Code of Ethics were as follows: (i) eliminating the requirement for employees to hold their shares of Putnam mutual funds for specified periods of time, (ii) removing the requirement to preclear transactions in certain kinds of exchange-traded funds and exchange-traded notes, although reporting of all such instruments remains required; (iii) eliminating the excessive trading rule related to employee transactions in securities requiring preclearance under the Code; (iv) adding provisions related to monitoring of employee trading; (v) changing from a set number of shares to a set dollar value of stock of mid- and large-cap companies on the Restricted List that can be purchased or sold; (vi) adding a requirement starting in March 2014 for employees to generally use certain approved brokers that provide Putnam with an electronic feed of transactions and statements for their personal brokerage accounts; and (vii) certain other changes.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2013	$140,830	$--	$55,825	$ —
July 31, 2012	$114,141	$--	$55,825	$ —

For the fiscal years ended July 31, 2013 and July 31, 2012, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $203,325 and $217,834 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2013	$ —	$147,500	$ —	$ —

July 31, 2012	$ —	$45,000	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: September 27, 2013